UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                JUNE 30, 2011

VP Growth Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
	Ticker Symbol	Since Inception(1)	Inception Date
Class I	AWRIX	-2.50%	5/2/11
Russell 1000 Growth Index	—	-2.51%(2)	—
Class II	AWREX	-2.50%	5/2/11

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 4/30/11, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.00%	1.15%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2011
Top Ten Holdings	% of net assets
Apple, Inc.	4.8%
Exxon Mobil Corp.	4.7%
Schlumberger Ltd.	2.7%
QUALCOMM, Inc.	2.3%
Coca-Cola Co. (The)	2.1%
Oracle Corp.	2.0%
PepsiCo, Inc.	2.0%
United Parcel Service, Inc., Class B	1.8%
McDonald’s Corp.	1.7%
International Business Machines Corp.	1.6%

Top Five Industries	% of net assets
Computers & Peripherals	8.3%
Oil, Gas & Consumable Fuels	7.3%
Software	6.6%
IT Services	4.9%
Health Care Equipment & Supplies	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	(1.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period(1) 1/1/11 – 6/30/11	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$975.00(2)	$1.60(3)	1.00%
Class II	$1,000	$975.00(2)	$1.84(3)	1.15%
Hypothetical
Class I	$1,000	$1019.84(4)	$5.01(4)	1.00%
Class II	$1,000	$1019.09(4)	$5.76(4)	1.15%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from May 2, 2011 (fund inception) through June 30, 2011.

(3)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 59, the number of days in the period from May 2, 2011 (fund inception) through June 30, 2011, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.1%
AEROSPACE & DEFENSE — 3.1%
Honeywell International, Inc.	229	$13,646
Textron, Inc.	128	3,022
United Technologies Corp.	156	13,808
		30,476
AIR FREIGHT & LOGISTICS — 1.8%
United Parcel Service, Inc., Class B	238	17,357
AUTO COMPONENTS — 2.1%
Autoliv, Inc.	106	8,315
BorgWarner, Inc.(1)	149	12,038
		20,353
AUTOMOBILES — 0.7%
Harley-Davidson, Inc.	176	7,211
BEVERAGES — 4.3%
Coca-Cola Co. (The)	302	20,322
Hansen Natural Corp.(1)	31	2,509
PepsiCo, Inc.	274	19,298
		42,129
BIOTECHNOLOGY — 1.5%
Alexion Pharmaceuticals, Inc.(1)	68	3,198
Amgen, Inc.(1)	64	3,735
Gilead Sciences, Inc.(1)	147	6,087
Human Genome Sciences, Inc.(1)	78	1,914
		14,934
CAPITAL MARKETS — 1.6%
BlackRock, Inc.	48	9,207
Charles Schwab Corp. (The)	199	3,274
T. Rowe Price Group, Inc.	60	3,620
		16,101
CHEMICALS — 3.9%
E.I. du Pont de Nemours & Co.	295	15,945
LyondellBasell Industries NV, Class A	146	5,624
PPG Industries, Inc.	130	11,802
Sigma-Aldrich Corp.	58	4,256
		37,627
COMMUNICATIONS EQUIPMENT — 3.8%
Brocade Communications Systems, Inc.(1)	418	2,700
Cisco Systems, Inc.	219	3,419
Juniper Networks, Inc.(1)	147	4,631
QUALCOMM, Inc.	396	22,489
Riverbed Technology, Inc.(1)	94	3,721
		36,960
COMPUTERS & PERIPHERALS — 8.3%
Apple, Inc.(1)	139	46,658
Dell, Inc.(1)	470	7,835
EMC Corp.(1)	573	15,786
NetApp, Inc.(1)	195	10,292
		80,571
CONSUMER FINANCE — 1.2%
American Express Co.	236	12,201
DIVERSIFIED — 0.3%
iShares Russell 1000 Growth Index Fund	41	2,496
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications, Inc.	249	9,270
ELECTRICAL EQUIPMENT — 1.2%
Rockwell Automation, Inc.	135	11,713
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Jabil Circuit, Inc.	272	5,494
ENERGY EQUIPMENT & SERVICES — 4.2%
Core Laboratories NV	37	4,127
Halliburton Co.	204	10,404
Schlumberger Ltd.	310	26,784
		41,315
FOOD & STAPLES RETAILING — 2.8%
Costco Wholesale Corp.	144	11,699
SYSCO Corp.	175	5,456
Walgreen Co.	247	10,488
		27,643
FOOD PRODUCTS — 1.9%
General Mills, Inc.	68	2,531
Hershey Co. (The)	100	5,685
Kellogg Co.	118	6,528
Mead Johnson Nutrition Co.	53	3,580
		18,324
HEALTH CARE EQUIPMENT & SUPPLIES — 4.5%
Becton, Dickinson & Co.	31	2,671
C.R. Bard, Inc.	23	2,527
Cooper Cos., Inc. (The)	25	1,981
Covidien plc	171	9,102
DENTSPLY International, Inc.	48	1,828
Edwards Lifesciences Corp.(1)	41	3,575
Gen-Probe, Inc.(1)	35	2,420
Intuitive Surgical, Inc.(1)	11	4,093
Medtronic, Inc.	164	6,319
St. Jude Medical, Inc.	137	6,532
Zimmer Holdings, Inc.(1)	45	2,844
		43,892

6

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Express Scripts, Inc.(1)	252	$13,603
UnitedHealth Group, Inc.	49	2,527
		16,130
HOTELS, RESTAURANTS & LEISURE — 3.6%
Chipotle Mexican Grill, Inc.(1)	9	2,774
McDonald’s Corp.	198	16,695
Starbucks Corp.	200	7,898
Starwood Hotels & Resorts Worldwide, Inc.	142	7,958
		35,325
HOUSEHOLD DURABLES — 0.6%
Tempur-Pedic International, Inc.(1)	44	2,984
Whirlpool Corp.	30	2,440
		5,424
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	72	2,919
Colgate-Palmolive Co.	119	10,402
Procter & Gamble Co. (The)	76	4,831
		18,152
INDUSTRIAL CONGLOMERATES — 0.7%
General Electric Co.	386	7,280
INTERNET & CATALOG RETAIL — 1.4%
Amazon.com, Inc.(1)	44	8,998
Netflix, Inc.(1)	18	4,728
		13,726
INTERNET SOFTWARE & SERVICES — 1.4%
Google, Inc., Class A(1)	27	13,672
IT SERVICES — 4.9%
Accenture plc, Class A	228	13,776
Automatic Data Processing, Inc.	158	8,323
International Business Machines Corp.	93	15,954
MasterCard, Inc., Class A	31	9,342
		47,395
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.(1)	55	3,541
MACHINERY — 4.3%
Caterpillar, Inc.	48	5,110
Deere & Co.	100	8,245
Eaton Corp.	180	9,261
Illinois Tool Works, Inc.	199	11,242
Joy Global, Inc.	83	7,905
		41,763
MEDIA — 1.5%
CBS Corp., Class B	137	3,903
Scripps Networks Interactive, Inc., Class A	126	6,159
Walt Disney Co. (The)	117	4,568
		14,630
METALS & MINING — 1.7%
Cliffs Natural Resources, Inc.	99	9,153
Freeport-McMoRan Copper & Gold, Inc.	137	7,247
		16,400
MULTILINE RETAIL — 0.9%
Macy’s, Inc.	211	6,170
Target Corp.	57	2,674
		8,844
OIL, GAS & CONSUMABLE FUELS — 7.3%
ConocoPhillips	33	2,481
Devon Energy Corp.	48	3,783
Exxon Mobil Corp.	561	45,654
Occidental Petroleum Corp.	100	10,404
Peabody Energy Corp.	38	2,239
Southwestern Energy Co.(1)	165	7,075
		71,636
PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. (The), Class A	53	5,575
PHARMACEUTICALS — 3.0%
Abbott Laboratories	271	14,260
Allergan, Inc.	113	9,407
Teva Pharmaceutical Industries Ltd. ADR	110	5,304
		28,971
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
AvalonBay Communities, Inc.	26	3,338
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CB Richard Ellis Group, Inc., Class A(1)	213	5,348
ROAD & RAIL — 0.6%
Union Pacific Corp.	58	6,055
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Altera Corp.	199	9,224
Cree, Inc.(1)	85	2,855
GT Solar International, Inc.(1)	127	2,057
Linear Technology Corp.	186	6,142
Texas Instruments, Inc.	105	3,447
Xilinx, Inc.	232	8,461
		32,186

7

Shares	Value
SOFTWARE — 6.6%
Cerner Corp.(1)	25	$1,528
Citrix Systems, Inc.(1)	77	6,160
Electronic Arts, Inc.(1)	211	4,980
Microsoft Corp.	538	13,988
Oracle Corp.	606	19,943
Red Hat, Inc.(1)	137	6,288
salesforce.com, inc.(1)	26	3,874
VMware, Inc., Class A(1)	74	7,417
		64,178
SPECIALTY RETAIL — 1.9%
Home Depot, Inc. (The)	270	9,780
Limited Brands, Inc.	200	7,690
Williams-Sonoma, Inc.	29	1,058
		18,528
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Coach, Inc.	42	2,685
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Crown Castle International Corp.(1)	233	9,504
TOTAL COMMON STOCKS (Cost $979,441)		966,353
Temporary Cash Investments — 2.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares (Cost $19,808)	19,808	19,808
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $999,249)		986,161
OTHER ASSETS AND LIABILITIES — (1.1)%		(11,177)
TOTAL NET ASSETS — 100.0%		$974,984

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $999,249)	$986,161
Receivable for investments sold	11,729
Dividends receivable	939
998,829

Liabilities
Payable for investments purchased	23,011
Accrued management fees	737
Distribution fees payable	97
23,845

Net Assets	$974,984

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,000,002
Undistributed net investment income	1,442
Accumulated net realized loss	(13,372)
Net unrealized depreciation	(13,088)
$974,984

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$487,550	50,000	$9.75
Class II, $0.01 Par Value	$487,434	50,000	$9.75

See Notes to Financial Statements.

9

Statement of Operations

FOR THE PERIOD ENDED JUNE 30, 2011 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends	$3,117

Expenses:
Management fees	1,478
Distribution fees — Class II	194
Directors’ fees and expenses	3
1,675

Net investment income (loss)	1,442

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment and foreign currency transactions	(13,372)
Change in net unrealized appreciation (depreciation) on investments	(13,088)

Net realized and unrealized gain (loss)	(26,460)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,018)

(1)	May 2, 2011 (fund inception) through June 30, 2011.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

PERIOD ENDED JUNE 30, 2011 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,442
Net realized gain (loss)	(13,372)
Change in net unrealized appreciation (depreciation)	(13,088)
Net increase (decrease) in net assets resulting from operations	(25,018)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,000,002

Net increase (decrease) in net assets	974,984

Net Assets
End of period	$974,984

Undistributed net investment income	$1,442

(1)	May 2, 2011 (fund inception) through June 30, 2011.

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objectives by investing in equity securities of larger-sized companies that management believes will increase in value over time.

The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services. All classes of the fund commenced sale on May 2, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively.

13

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period May 2, 2011 (fund inception) through June 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 100% of the fund’s outstanding shares. ACIM does not invest in the fund for the purpose of exercising management or control.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period May 2, 2011 (fund inception) through June 30, 2011 were $1,173,531 and $180,635, respectively.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$1,000,139
Gross tax appreciation of investments	$14,274
Gross tax depreciation of investments	(28,252)
Net tax appreciation (depreciation) of investments	$(13,978)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended June 30, 2011(1)
	Shares	Amount
Class I/Shares Authorized	50,000,000
Sold	50,000	$500,000
Class II/Shares Authorized	50,000,000
Sold	50,000	500,002
Net increase (decrease)	100,000	$1,000,002

(1)	May 2, 2011 (fund inception) through June 30, 2011.

14

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

15

Financial Highlights

Class I
For a Share Outstanding Throughout the Period Indicated
	2011(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02
Net Realized and Unrealized Gain (Loss)	(0.27)
Total From Investment Operations	(0.25)
Net Asset Value, End of Period	$9.75

Total Return(3)	(2.50)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.01	%(4)
Portfolio Turnover Rate	19%
Net Assets, End of Period (in thousands)	$488

(1)	May 2, 2011 (fund inception) through June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

16

Class II
For a Share Outstanding Throughout the Period Indicated
	2011(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01
Net Realized and Unrealized Gain (Loss)	(0.26)
Total From Investment Operations	(0.25)
Net Asset Value, End of Period	$9.75

Total Return(3)	(2.50)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.15	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.86	%(4)
Portfolio Turnover Rate	19%
Net Assets, End of Period (in thousands)	$487

(1)	May 2, 2011 (fund inception) through June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on March 3, 2011, the Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated in advance of the meeting and the discussions held at the meeting detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held at the meeting included, but were not limited to

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies.

18

When considering the approval of the management agreement for the Fund, the Board considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering.

Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including the independent Directors, concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

19

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72451   1108

SEMIANNUAL REPORT           JUNE 30, 2011

VP Income & Growth Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	17
Approval of Management Agreement	20
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Class I	AVGIX	7.05%	30.51%	1.44%	2.64%	4.40%	10/30/97
S&P 500 Index	—	6.02%	30.69%	2.94%	2.72%	4.55%(3)	—
Class II	AVPGX	7.09%	30.39%	1.22%	—	3.51%	5/1/02
Class III	AIGTX	7.05%	30.51%	1.44%	—	4.97%	6/26/02

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 10/31/97, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
0.72%	0.97%	0.72%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2011
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	3.3%
Microsoft Corp.	2.5%
International Business Machines Corp.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.2%
AT&T, Inc.	2.1%
Apple, Inc.	1.9%
Procter & Gamble Co. (The)	1.9%
General Electric Co.	1.8%
Intel Corp.	1.7%

Top Five Industries	% of net assets
Oil, Gas & Consumable Fuels	11.3%
Pharmaceuticals	7.0%
Insurance	5.2%
Computers & Peripherals	4.2%
IT Services	4.0%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	94.2%
Foreign Common Stocks*	5.4%
Total Common Stocks	99.6%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.1%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 – 6/30/11	Annualized Expense Ratio*
Actual
Class I	$1,000	$1,070.50	$3.64	0.71%
Class II	$1,000	$1,070.90	$4.93	0.96%
Class III	$1,000	$1,070.50	$3.64	0.71%
Hypothetical
Class I	$1,000	$1,021.27	$3.56	0.71%
Class II	$1,000	$1,020.03	$4.81	0.96%
Class III	$1,000	$1,021.27	$3.56	0.71%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.6%
AEROSPACE & DEFENSE — 3.2%
General Dynamics Corp.	34,491	$2,570,269
Honeywell International, Inc.	13,619	811,556
Lockheed Martin Corp.	887	71,820
Northrop Grumman Corp.	34,103	2,365,043
Raytheon Co.	11,982	597,303
United Technologies Corp.	21,289	1,884,290
		8,300,281
AIR FREIGHT & LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	40,301	2,939,152
AUTO COMPONENTS — 1.0%
Magna International, Inc.	14,492	783,148
TRW Automotive Holdings Corp.(1)	30,918	1,825,089
		2,608,237
AUTOMOBILES — 0.6%
Ford Motor Co.(1)	118,858	1,639,052
BEVERAGES — 1.8%
Coca-Cola Co. (The)	22,885	1,539,932
Coca-Cola Enterprises, Inc.	21,428	625,269
Dr Pepper Snapple Group, Inc.	56,212	2,356,969
PepsiCo, Inc.	2,775	195,443
		4,717,613
BIOTECHNOLOGY — 2.1%
Amgen, Inc.(1)	33,398	1,948,773
Biogen Idec, Inc.(1)	22,607	2,417,141
Cephalon, Inc.(1)	13,107	1,047,249
		5,413,163
CAPITAL MARKETS — 1.4%
Ameriprise Financial, Inc.	642	37,031
Bank of New York Mellon Corp. (The)	70,546	1,807,388
Legg Mason, Inc.	57,255	1,875,674
		3,720,093
CHEMICALS — 2.3%
E.I. du Pont de Nemours & Co.	48,237	2,607,210
Minerals Technologies, Inc.	2,439	161,681
Monsanto Co.	9,249	670,923
OM Group, Inc.(1)	9,308	378,277
PPG Industries, Inc.	22,947	2,083,358
		5,901,449
COMMERCIAL BANKS — 2.3%
CapitalSource, Inc.	7,383	47,620
U.S. Bancorp.	86,056	2,195,289
Wells Fargo & Co.	126,837	3,559,046
		5,801,955
COMMUNICATIONS EQUIPMENT — 0.2%
Cisco Systems, Inc.	20,275	316,493
Motorola Solutions, Inc.(1)	2,209	101,702
Research In Motion Ltd.(1)	3,669	105,851
		524,046
COMPUTERS & PERIPHERALS — 4.2%
Apple, Inc.(1)	14,776	4,959,860
Dell, Inc.(1)	153,020	2,550,843
EMC Corp.(1)	19,595	539,842
Hewlett-Packard Co.	13,013	473,673
Lexmark International, Inc., Class A(1)	30,991	906,797
Western Digital Corp.(1)	36,536	1,329,180
		10,760,195
CONSTRUCTION & ENGINEERING — 1.3%
Fluor Corp.	14,053	908,667
KBR, Inc.	25,308	953,858
URS Corp.(1)	33,132	1,482,326
		3,344,851
CONSUMER FINANCE — 1.1%
American Express Co.	26,814	1,386,284
Cash America International, Inc.	25,286	1,463,301
		2,849,585
DIVERSIFIED CONSUMER SERVICES — 1.4%
H&R Block, Inc.	107,300	1,721,092
ITT Educational Services, Inc.(1)	24,800	1,940,352
		3,661,444
DIVERSIFIED FINANCIAL SERVICES — 2.7%
Bank of America Corp.	67,084	735,241
Citigroup, Inc.	40,739	1,696,372
JPMorgan Chase & Co.	90,726	3,714,322
McGraw-Hill Cos., Inc. (The)	12,416	520,355
NASDAQ OMX Group, Inc. (The)(1)	10,281	260,109
		6,926,399
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	169,958	5,338,381
Verizon Communications, Inc.	118,266	4,403,043
		9,741,424

5

	Shares	Value
ELECTRIC UTILITIES — 1.6%
Entergy Corp.	23,787	$1,624,176
Exelon Corp.	9,426	403,810
FirstEnergy Corp.	49,218	2,172,975
		4,200,961
ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	15,768	886,950
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Corning, Inc.	4,820	87,483
TE Connectivity Ltd.	52,836	1,942,251
Vishay Intertechnology, Inc.(1)	104,771	1,575,756
		3,605,490
ENERGY EQUIPMENT & SERVICES — 1.7%
Complete Production Services, Inc.(1)	9,086	303,109
National Oilwell Varco, Inc.	6,269	490,298
Schlumberger Ltd.	7,469	645,322
SEACOR Holdings, Inc.	17,137	1,713,015
Transocean Ltd.	17,664	1,140,388
		4,292,132
FOOD & STAPLES RETAILING — 1.2%
Walgreen Co.	59,663	2,533,291
Wal-Mart Stores, Inc.	11,479	609,994
		3,143,285
FOOD PRODUCTS — 1.8%
H.J. Heinz Co.	3,582	190,849
Hershey Co. (The)	35,301	2,006,862
Sara Lee Corp.	24,682	468,711
Tyson Foods, Inc., Class A	94,345	1,832,180
		4,498,602
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Becton, Dickinson & Co.	21,842	1,882,125
Zimmer Holdings, Inc.(1)	19,634	1,240,869
		3,122,994
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Cardinal Health, Inc.	403	18,304
Humana, Inc.	31,467	2,534,352
Magellan Health Services, Inc.(1)	25,616	1,402,220
UnitedHealth Group, Inc.	61,632	3,178,979
WellCare Health Plans, Inc.(1)	2,711	139,372
		7,273,227
HOTELS, RESTAURANTS & LEISURE — 0.7%
McDonald’s Corp.	17,514	1,476,780
Wyndham Worldwide Corp.	7,224	243,088
		1,719,868
HOUSEHOLD DURABLES — 0.1%
American Greetings Corp., Class A	3,245	$78,010
Whirlpool Corp.	1,606	130,600
		208,610
HOUSEHOLD PRODUCTS — 2.7%
Kimberly-Clark Corp.	32,950	2,193,152
Procter & Gamble Co. (The)	76,194	4,843,653
		7,036,805
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
NRG Energy, Inc.(1)	1,445	35,518
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	415	39,363
General Electric Co.	240,635	4,538,376
		4,577,739
INSURANCE — 5.2%
ACE Ltd.	31,721	2,087,876
Allied World Assurance Co. Holdings Ltd.	12,561	723,263
American Financial Group, Inc.	48,106	1,716,903
Aspen Insurance Holdings Ltd.	31,384	807,510
Berkshire Hathaway, Inc., Class B(1)	11,374	880,234
Hartford Financial Services Group, Inc. (The)	1,381	36,417
Principal Financial Group, Inc.	62,073	1,888,261
Prudential Financial, Inc.	42,182	2,682,353
Sun Life Financial, Inc.	40,911	1,230,603
Willis Group Holdings plc	32,556	1,338,377
		13,391,797
INTERNET & CATALOG RETAIL — 0.2%
Expedia, Inc.	18,484	535,851
INTERNET SOFTWARE & SERVICES — 1.1%
AOL, Inc.(1)	46,434	922,179
EarthLink, Inc.	603	4,640
eBay, Inc.(1)	1,085	35,013
Google, Inc., Class A(1)	3,520	1,782,458
IAC/InterActiveCorp(1)	619	23,627
		2,767,917
IT SERVICES — 4.0%
Accenture plc, Class A	35,358	2,136,331
Computer Sciences Corp.	27,569	1,046,519
Convergys Corp.(1)	48,141	656,643
Global Payments, Inc.	2,831	144,381
International Business Machines Corp.	36,635	6,284,734
		10,268,608

6

Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Polaris Industries, Inc.	5,340	$593,648
MACHINERY — 2.8%
Caterpillar, Inc.	22,887	2,436,550
Eaton Corp.	42,651	2,194,394
Parker-Hannifin Corp.	22,625	2,030,367
Sauer-Danfoss, Inc.(1)	8,410	423,780
		7,085,091
MEDIA — 3.2%
CBS Corp., Class B	38,407	1,094,215
Comcast Corp., Class A	113,721	2,881,690
DirecTV, Class A(1)	28,171	1,431,650
Interpublic Group of Cos., Inc. (The)	2,173	27,163
Time Warner, Inc.	74,035	2,692,653
		8,127,371
METALS & MINING — 2.0%
Freeport-McMoRan Copper & Gold, Inc.	55,695	2,946,266
Newmont Mining Corp.	37,623	2,030,513
Teck Resources Ltd., Class B	1,610	81,691
		5,058,470
MULTILINE RETAIL — 0.5%
Dillard’s, Inc., Class A	20,791	1,084,043
Target Corp.	5,884	276,018
		1,360,061
MULTI-UTILITIES — 0.7%
Ameren Corp.	3,076	88,712
Integrys Energy Group, Inc.	33,972	1,761,108
		1,849,820
OIL, GAS & CONSUMABLE FUELS — 11.3%
Arch Coal, Inc.	1,776	47,348
Chevron Corp.	60,598	6,231,898
ConocoPhillips	53,996	4,059,959
Exxon Mobil Corp.	105,690	8,601,052
Marathon Oil Corp.	48,361	2,547,658
Murphy Oil Corp.	30,865	2,026,596
Occidental Petroleum Corp.	36,770	3,825,551
Valero Energy Corp.	70,518	1,803,145
		29,143,207
PAPER & FOREST PRODUCTS — 0.6%
Domtar Corp.	17,219	1,630,984
PHARMACEUTICALS — 7.0%
Abbott Laboratories	48,471	2,550,544
Bristol-Myers Squibb Co.	73,865	2,139,131
Eli Lilly & Co.	77,273	2,900,056
Forest Laboratories, Inc.(1)	2,189	86,115
Johnson & Johnson	84,821	5,642,293
Merck & Co., Inc.	48,513	1,712,024
Pfizer, Inc.	143,569	2,957,521
		17,987,684
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
Public Storage	3,617	412,374
Rayonier, Inc.	22,351	1,460,638
Simon Property Group, Inc.	8,274	961,687
		2,834,699
ROAD & RAIL — 0.9%
CSX Corp.	88,146	2,311,188
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Intel Corp.	202,413	4,485,472
LSI Corp.(1)	270,627	1,926,864
Micron Technology, Inc.(1)	91,411	683,755
Teradyne, Inc.(1)	100,089	1,481,317
		8,577,408
SOFTWARE — 3.8%
Activision Blizzard, Inc.	16,401	191,564
Electronic Arts, Inc.(1)	2,766	65,278
Intuit, Inc.(1)	9,296	482,090
Microsoft Corp.	244,551	6,358,326
Oracle Corp.	77,646	2,555,330
		9,652,588
SPECIALTY RETAIL — 1.4%
GameStop Corp., Class A(1)	24,066	641,840
Lowe’s Cos., Inc.	41,373	964,405
PetSmart, Inc.	1,099	49,861
Williams-Sonoma, Inc.	52,557	1,917,805
		3,573,911
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
VF Corp.	19,490	2,115,834
TOBACCO — 1.7%
Philip Morris International, Inc.	33,743	2,253,020
Reynolds American, Inc.	56,264	2,084,581
		4,337,601
WIRELESS TELECOMMUNICATION SERVICES(2)
Sprint Nextel Corp.(1)	6,169	33,251
TOTAL COMMON STOCKS (Cost $200,878,372)		256,688,109

7

Shares	Value
Temporary Cash Investments — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	164,674	$164,674
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $196,196), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $191,754)		191,754
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $163,040), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $159,795)		159,795
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $195,610), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $191,754)		191,754
TOTAL TEMPORARY CASH INVESTMENTS (Cost $707,977)		707,977
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $201,586,349)		257,396,086
OTHER ASSETS AND LIABILITIES — 0.1%		140,714
TOTAL NET ASSETS — 100.0%		$257,536,800

Notes to Schedule of Investments

(1)	Non-income producing.

(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $201,586,349)	$257,396,086
Receivable for investments sold	112,335
Receivable for capital shares sold	26,816
Dividends and interest receivable	306,871
257,842,108

Liabilities
Disbursements in excess of demand deposit cash	151
Payable for capital shares redeemed	157,789
Accrued management fees	144,562
Distribution fees payable	2,806
305,308

Net Assets	$257,536,800

Net Assets Consist of:
Capital (par value and paid-in surplus)	$273,890,238
Undistributed net investment income	65,724
Accumulated net realized loss	(72,228,899)
Net unrealized appreciation	55,809,737
$257,536,800

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$239,088,589	37,167,659	$6.43
Class II, $0.01 Par Value	$14,005,271	2,176,364	$6.44
Class III, $0.01 Par Value	$4,442,940	690,513	$6.43

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,063)	$2,824,814
Interest	98
2,824,912

Expenses:
Management fees	906,740
Distribution fees — Class II	18,118
Directors’ fees and expenses	6,570
931,428

Net investment income (loss)	1,893,484

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	12,969,205
Change in net unrealized appreciation (depreciation) on investments	3,200,185

Net realized and unrealized gain (loss)	16,169,390

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,062,874

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$1,893,484	$3,674,771
Net realized gain (loss)	12,969,205	10,702,344
Change in net unrealized appreciation (depreciation)	3,200,185	18,686,679
Net increase (decrease) in net assets resulting from operations	18,062,874	33,063,794

Distributions to Shareholders
From net investment income:
Class I	(1,709,483)	(3,519,982)
Class II	(85,701)	(180,269)
Class III	(32,576)	(53,635)
Decrease in net assets from distributions	(1,827,760)	(3,753,886)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(17,972,960)	(31,407,529)

Redemption Fees
Increase in net assets from redemption fees	1,016	262

Net increase (decrease) in net assets	(1,736,830)	(2,097,359)

Net Assets
Beginning of period	259,273,630	261,370,989
End of period	$257,536,800	$259,273,630

Undistributed net investment income	$65,724	—

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective.

The fund is authorized to issue Class I, Class II and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2010, the fund had accumulated capital losses of $(77,920,551), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(25,301,310) and $(52,619,241) expire in 2016 and 2017, respectively.

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On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Redemption — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.65% to 0.70% for Class I, Class II and Class III. The effective annual management fee for each class for the six months ended June 30, 2011 was 0.70%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

14

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011 were $67,584,103 and $85,535,794, respectively.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$208,308,899
Gross tax appreciation of investments	$53,055,145
Gross tax depreciation of investments	(3,967,958)
Net tax appreciation (depreciation) of investments	$49,087,187

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2011		Year ended December 31, 2010
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	838,493	$5,299,117	2,369,608	$13,023,759
Issued in reinvestment of distributions	270,704	1,709,483	624,023	3,519,982
Redeemed	(3,677,472)	(23,205,878)	(8,516,827)	(46,922,469)
	(2,568,275)	(16,197,278)	(5,523,196)	(30,378,728)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	144,425	911,084	308,348	1,685,760
Issued in reinvestment of distributions	13,549	85,701	31,970	180,269
Redeemed	(375,519)	(2,382,895)	(643,295)	(3,558,530)
	(217,545)	(1,386,110)	(302,977)	(1,692,501)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	59,557	377,772	348,428	2,007,571
Issued in reinvestment of distributions	5,150	32,576	9,457	53,635
Redeemed	(126,770)	(799,920)	(246,989)	(1,397,506)
	(62,063)	(389,572)	110,896	663,700
Net increase (decrease)	(2,847,883)	$(17,972,960)	(5,715,277)	$(31,407,529)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

15

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$242,679,836	—	—
Foreign Common Stocks	14,008,273	—	—
Temporary Cash Investments	164,674	$543,303	—
Total Value of Investment Securities	$256,852,783	$543,303	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

16

Financial Highlights

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.05		$5.38	$4.82	$8.46	$8.63	$7.51
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.08	0.09	0.12	0.12	0.14
Net Realized and Unrealized Gain (Loss)	0.38		0.67	0.70	(2.77)	(0.13)	1.12
Total From Investment Operations	0.43		0.75	0.79	(2.65)	(0.01)	1.26
Distributions
From Net Investment Income	(0.05)		(0.08)	(0.23)	(0.14)	(0.16)	(0.14)
From Net Realized Gains	—		—	—	(0.85)	—	—
Total Distributions	(0.05)		(0.08)	(0.23)	(0.99)	(0.16)	(0.14)
Net Asset Value, End of Period	$6.43		$6.05	$5.38	$4.82	$8.46	$8.63

Total Return(3)	7.05%		14.15%	18.10%	(34.59)%	(0.07)%	17.09%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.71	%(4)	0.71%	0.70%	0.70%	0.71%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.47	%(4)	1.48%	1.98%	1.86%	1.39%	1.75%
Portfolio Turnover Rate	26%		55%	46%	57%	54%	63%
Net Assets, End of Period (in thousands)	$239,089		$240,243	$243,409	$245,028	$481,304	$615,658

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

17

Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.05		$5.38	$4.81	$8.44	$8.62	$7.50
Income From Investment Operations
Net Investment Income (Loss)(2)	0.04		0.07	0.08	0.10	0.10	0.12
Net Realized and Unrealized Gain (Loss)	0.39		0.67	0.70	(2.76)	(0.14)	1.12
Total From Investment Operations	0.43		0.74	0.78	(2.66)	(0.04)	1.24
Distributions
From Net Investment Income	(0.04)		(0.07)	(0.21)	(0.12)	(0.14)	(0.12)
From Net Realized Gains	—		—	—	(0.85)	—	—
Total Distributions	(0.04)		(0.07)	(0.21)	(0.97)	(0.14)	(0.12)
Net Asset Value, End of Period	$6.44		$6.05	$5.38	$4.81	$8.44	$8.62

Total Return(3)	7.09%		13.86%	17.77%	(34.73)%	(0.43)%	16.81%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.96	%(4)	0.96%	0.95%	0.95%	0.96%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.22	%(4)	1.23%	1.73%	1.61%	1.14%	1.50%
Portfolio Turnover Rate	26%		55%	46%	57%	54%	63%
Net Assets, End of Period (in thousands)	$14,005		$14,480	$14,511	$14,261	$25,158	$27,778

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

18

Class III
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.05		$5.38	$4.82	$8.46	$8.63	$7.51
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.08	0.09	0.12	0.12	0.13
Net Realized and Unrealized Gain (Loss)	0.38		0.67	0.70	(2.77)	(0.13)	1.13
Total From Investment Operations	0.43		0.75	0.79	(2.65)	(0.01)	1.26
Distributions
From Net Investment Income	(0.05)		(0.08)	(0.23)	(0.14)	(0.16)	(0.14)
From Net Realized Gains	—		—	—	(0.85)	—	—
Total Distributions	(0.05)		(0.08)	(0.23)	(0.99)	(0.16)	(0.14)
Net Asset Value, End of Period	$6.43		$6.05	$5.38	$4.82	$8.46	$8.63

Total Return(3)	7.05%		14.15%	18.10%	(34.59)%	(0.07)%	17.09%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.71	%(4)	0.71%	0.70%	0.70%	0.71%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.47	%(4)	1.48%	1.98%	1.86%	1.39%	1.75%
Portfolio Turnover Rate	26%		55%	46%	57%	54%	63%
Net Assets, End of Period (in thousands)	$4,443		$4,551	$3,451	$3,131	$7,222	$9,838

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

20

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

21

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

22

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

23

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72442   1108

SEMIANNUAL REPORT                     JUNE 30, 2011

VP International Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	18
Approval of Management Agreement	22
Additional Information	27

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Class I	AVIIX	6.31%	34.81%	4.02%	4.15%	6.20%	5/1/94
MSCI EAFE Index	—	4.98%	30.36%	1.48%	5.66%	5.03%(3)	—
MSCI EAFE Growth Index	—	4.38%	31.25%	2.51%	5.28%	3.78%(3)	—
Class II	ANVPX	6.16%	34.66%	3.85%	—	4.45%	8/15/01
Class III	AIVPX	6.31%	34.81%	4.02%	—	6.13%	5/2/02
Class IV	AVPLX	6.27%	34.61%	3.87%	—	7.43%	5/3/04

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 4/30/94, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III	Class IV
1.41%	1.56%	1.41%	1.56%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2011
Top Ten Holdings	% of net assets
Novartis AG	1.9%
Rio Tinto plc	1.8%
Nestle SA	1.8%
Saipem SpA	1.8%
BHP Billiton Ltd.	1.7%
Nissan Motor Co. Ltd.	1.6%
Danone SA	1.6%
Royal Dutch Shell plc B Shares	1.6%
Safran SA	1.6%
Xstrata plc	1.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.7%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
United Kingdom	16.2%
France	13.1%
Japan	12.5%
Switzerland	10.6%
Germany	7.8%
Italy	3.9%
Sweden	3.6%
Australia	3.3%
Ireland	3.0%
Netherlands	2.8%
People’s Republic of China	2.0%
Other Countries	20.9%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 – 6/30/11	Annualized Expense Ratio*
Actual
Class I	$1,000	$1,063.10	$7.16	1.40%
Class II	$1,000	$1,061.60	$7.92	1.55%
Class III	$1,000	$1,063.10	$7.16	1.40%
Class IV	$1,000	$1,062.70	$7.93	1.55%
Hypothetical
Class I	$1,000	$1,017.85	$7.00	1.40%
Class II	$1,000	$1,017.11	$7.75	1.55%
Class III	$1,000	$1,017.85	$7.00	1.40%
Class IV	$1,000	$1,017.11	$7.75	1.55%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.7%
ARGENTINA — 0.3%
MercadoLibre, Inc.	10,130	$803,714
AUSTRALIA — 3.3%
BHP Billiton Ltd.	116,439	5,503,288
Commonwealth Bank of Australia	30,100	1,694,085
Iluka Resources Ltd.	63,540	1,152,700
Wesfarmers Ltd.	65,751	2,253,302
		10,603,375
BELGIUM — 1.3%
Anheuser-Busch InBev NV	47,719	2,766,992
Umicore SA	24,840	1,353,914
		4,120,906
BERMUDA — 0.7%
Seadrill Ltd.	62,080	2,185,271
BRAZIL — 0.4%
Banco do Brasil SA	62,200	1,108,771
CANADA — 0.8%
Canadian National Railway Co.	33,740	2,698,640
DENMARK — 1.6%
Christian Hansen Holding A/S	37,360	885,945
Novo Nordisk A/S B Shares	34,804	4,363,491
		5,249,436
FINLAND — 0.4%
Fortum Oyj	43,280	1,253,426
FRANCE — 13.1%
Accor SA	57,839	2,589,725
Air Liquide SA	29,522	4,231,734
Alcatel-Lucent(1)	207,920	1,200,352
BNP Paribas SA	41,315	3,186,439
Cie Generale d’Optique Essilor International SA	22,410	1,817,674
Danone SA	68,604	5,118,846
Eutelsat Communications SA	47,340	2,129,281
LVMH Moet Hennessy Louis Vuitton SA	18,850	3,392,579
Pernod-Ricard SA	15,472	1,525,111
Publicis Groupe SA	34,570	1,929,807
Safran SA	118,250	5,050,457
Sanofi	18,630	1,497,368
Schneider Electric SA	15,444	2,580,260
Technip SA	37,560	4,023,377
Zodiac Aerospace	18,760	1,633,201
		41,906,211
GERMANY — 7.8%
adidas AG	24,100	1,911,611
Allianz SE	23,640	3,302,916
BASF SE	24,090	2,357,455
Bayerische Motoren Werke AG	31,530	3,141,852
Fresenius Medical Care AG & Co. KGaA	38,333	2,865,996
Kabel Deutschland Holding AG(1)	52,710	3,240,859
SAP AG	42,390	2,563,837
Siemens AG	25,640	3,520,498
ThyssenKrupp AG	38,810	2,013,280
		24,918,304
HONG KONG — 1.7%
AIA Group Ltd.(1)	245,000	852,694
China Unicom Ltd. ADR	126,388	2,561,885
Li & Fung Ltd.	968,000	1,946,866
		5,361,445
INDIA — 0.9%
Bharti Airtel Ltd.	248,930	2,200,447
Titan Industries Ltd.	148,000	711,330
		2,911,777
INDONESIA — 0.9%
PT Bank Mandiri (Persero) Tbk	3,316,725	2,795,899
IRELAND — 3.0%
Accenture plc, Class A	64,670	3,907,361
Covidien plc	17,350	923,541
CRH plc	107,770	2,386,491
Experian plc	87,930	1,119,864
Shire plc	41,640	1,299,904
		9,637,161
ISRAEL — 0.4%
Teva Pharmaceutical Industries Ltd. ADR	29,488	1,421,911
ITALY — 3.9%
Pirelli & C SpA	236,700	2,557,666
Saipem SpA	109,209	5,638,301
UniCredit SpA	2,005,590	4,242,087
		12,438,054
JAPAN — 12.5%
FANUC CORP.	19,000	3,168,281
Fast Retailing Co. Ltd.	9,900	1,602,978
JSR Corp.	87,500	1,697,671
Komatsu Ltd.	83,100	2,585,509
Mitsubishi Corp.	154,700	3,875,999
Mitsubishi UFJ Financial Group, Inc.	481,400	2,343,587
Murata Manufacturing Co. Ltd.	43,200	2,885,812
Nissan Motor Co. Ltd.	494,000	5,185,650
Nitori Holdings Co. Ltd.	24,100	2,290,108

6

	Shares	Value
ORIX Corp.	34,800	$3,385,342
Rakuten, Inc.	3,203	3,319,646
SOFTBANK CORP.	60,800	2,302,785
Sumitomo Realty & Development Co. Ltd.	70,000	1,564,996
Unicharm Corp.	47,200	2,062,690
Yahoo Japan Corp.	4,740	1,631,778
		39,902,832
LUXEMBOURG — 1.0%
Millicom International Cellular SA	31,932	3,331,613
MACAU — 0.4%
Wynn Macau Ltd.	376,828	1,241,509
NETHERLANDS — 2.8%
ASML Holding NV	29,700	1,094,224
European Aeronautic Defence and Space Co. NV	85,630	2,866,159
Royal Dutch Shell plc B Shares	141,830	5,062,801
		9,023,184
NORWAY — 1.1%
Petroleum Geo-Services ASA(1)	88,680	1,267,428
Yara International ASA	37,540	2,121,774
		3,389,202
PEOPLE’S REPUBLIC OF CHINA — 2.0%
Baidu, Inc. ADR(1)	25,640	3,592,933
Ctrip.com International Ltd. ADR(1)	23,410	1,008,503
Industrial & Commercial Bank of China Ltd. H Shares	2,310,755	1,769,330
		6,370,766
POLAND — 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	153,178	2,345,026
PORTUGAL — 1.3%
Jeronimo Martins SGPS SA	215,920	4,147,887
RUSSIAN FEDERATION — 1.7%
Magnit OJSC GDR	84,250	2,644,721
Sberbank of Russia	790,040	2,914,363
		5,559,084
SINGAPORE — 0.4%
DBS Group Holdings Ltd.	98,000	1,173,022
SOUTH KOREA — 1.8%
Hyundai Motor Co.	18,408	4,110,701
Samsung Electronics Co. Ltd.	1,970	1,531,161
		5,641,862
SPAIN — 1.5%
Banco Bilbao Vizcaya Argentaria SA	244,376	2,864,257
Inditex SA	22,330	2,039,106
		4,903,363
SWEDEN — 3.6%
Alfa Laval AB	94,180	2,029,593
Atlas Copco AB A Shares	95,580	2,516,170
Swedbank AB A Shares	188,980	3,174,072
Telefonaktiebolaget LM Ericsson B Shares	139,900	2,012,118
Volvo AB B Shares	105,680	1,846,338
		11,578,291
SWITZERLAND — 10.6%
ABB Ltd.(1)	87,430	2,267,176
Kuehne + Nagel International AG	12,722	1,930,901
Nestle SA	91,640	5,695,358
Novartis AG	97,680	5,983,629
SGS SA	1,470	2,790,670
Swatch Group AG (The)	6,130	3,092,799
Syngenta AG(1)	11,250	3,797,780
UBS AG(1)	201,580	3,675,833
Xstrata plc	215,250	4,747,076
		33,981,222
TAIWAN (REPUBLIC OF CHINA) — 1.3%
HTC Corp.	82,400	2,814,821
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	102,700	1,295,047
		4,109,868
TURKEY — 0.3%
Turkiye Garanti Bankasi AS	239,167	1,084,952
UNITED KINGDOM — 16.2%
Admiral Group plc	85,629	2,281,324
Aggreko plc	61,200	1,894,834
Antofagasta plc	103,544	2,316,836
ARM Holdings plc	300,280	2,839,918
Barclays plc	497,879	2,049,373
BG Group plc	208,190	4,724,984
British American Tobacco plc	90,573	3,970,116
Burberry Group plc	70,978	1,650,238
Capita Group plc (The)	141,104	1,620,421
Carnival plc	44,465	1,723,402
Compass Group plc	217,590	2,098,932
HSBC Holdings plc	247,672	2,463,148

7

Shares	Value
International Power plc	162,610	$839,613
Kingfisher plc	320,230	1,373,364
National Grid plc	234,460	2,307,250
Petrofac Ltd.	57,702	1,402,183
Reckitt Benckiser Group plc	68,535	3,784,041
Rio Tinto plc	80,410	5,806,350
Standard Chartered plc	106,752	2,805,188
Vodafone Group plc	1,074,210	2,854,853
Whitbread plc	37,220	964,788
		51,771,156
TOTAL COMMON STOCKS (Cost $236,739,149)		318,969,140
Temporary Cash Investments — 0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	164,764	164,764
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $196,815), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $192,359)		192,359
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $163,554), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $160,299)		160,299
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $196,227), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $192,358)		192,358
TOTAL TEMPORARY CASH INVESTMENTS (Cost $709,780)		709,780
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $237,448,929)		319,678,920
OTHER ASSETS AND LIABILITIES — 0.1%		168,234
TOTAL NET ASSETS — 100.0%		$319,847,154

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	17.3%
Financials	16.6%
Industrials	14.4%
Materials	12.6%
Consumer Staples	10.6%
Information Technology	8.8%
Energy	7.6%
Health Care	6.3%
Telecommunication Services	4.1%
Utilities	1.4%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $237,448,929)	$319,678,920
Foreign currency holdings, at value (cost of $291,324)	292,734
Receivable for investments sold	1,570,414
Receivable for capital shares sold	78,221
Dividends and interest receivable	1,497,917
Other assets	13,407
323,131,613

Liabilities
Payable for investments purchased	2,508,091
Payable for capital shares redeemed	375,200
Accrued management fees	354,678
Distribution fees payable	15,487
Accrued foreign taxes	31,003
3,284,459

Net Assets	$319,847,154

Net Assets Consist of:
Capital (par value and paid-in surplus)	$321,100,940
Undistributed net investment income	1,386,526
Accumulated net realized loss	(85,046,879)
Net unrealized appreciation	82,406,567
$319,847,154

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$241,897,737	26,932,771	$8.98
Class II, $0.01 Par Value	$75,047,327	8,363,170	$8.97
Class III, $0.01 Par Value	$1,124,985	125,264	$8.98
Class IV, $0.01 Par Value	$1,777,105	197,961	$8.98

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $489,586)	$4,770,370
Interest	6,873
4,777,243
Expenses:
Management fees	2,210,380
Distribution fees:
Class II	94,209
Class IV	2,131
Directors’ fees and expenses	9,637
Other expenses	1,314
2,317,671

Net investment income (loss)	2,459,572

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $6,224)	19,156,787
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $22,580)	6,531,202
25,687,989

Change in net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $(150,874))	(14,421,788)
Translation of assets and liabilities in foreign currencies	6,414,170
(8,007,618)

Net realized and unrealized gain (loss)	17,680,371

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,139,943

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$2,459,572	$2,448,422
Net realized gain (loss)	25,687,989	33,553,586
Change in net unrealized appreciation (depreciation)	(8,007,618)	2,502,740
Net increase (decrease) in net assets resulting from operations	20,139,943	38,504,748

Distributions to Shareholders
From net investment income:
Class I	(3,283,610)	(5,717,601)
Class II	(880,827)	(1,648,133)
Class III	(14,691)	(28,019)
Class IV	(19,719)	(39,828)
Decrease in net assets from distributions	(4,198,847)	(7,433,581)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(21,432,177)	(47,886,108)

Redemption Fees
Increase in net assets from redemption fees	13	42

Net increase (decrease) in net assets	(5,491,068)	(16,814,899)

Net Assets
Beginning of period	325,338,222	342,153,121
End of period	$319,847,154	$325,338,222

Undistributed net investment income	$1,386,526	$3,125,801

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in stocks of foreign companies located in at least three developed countries (excluding the United States) that management believes will increase in value over time.

The fund is authorized to issue Class I, Class II, Class III and Class IV. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II and Class IV are charged a lower unified management fee because they have separate arrangements for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

12

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2010, the fund had accumulated capital losses of $(105,803,427), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(27,285,022) and $(78,518,405) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Redemption — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for each class ranges from 1.00% to 1.50% for Class I and Class III and from 0.90% to 1.40% for Class II and Class IV. The effective annual management fee for each class for the six months ended June 30, 2011 was 1.39%, 1.29%, 1.39% and 1.29% for Class I, Class II, Class III and Class IV, respectively.

14

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan for Class II and a separate Master Distribution Plan for Class IV (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that Class II and Class IV will each pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011 were $170,567,891 and $191,641,350, respectively.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$241,418,592
Gross tax appreciation of investments	$80,271,591
Gross tax depreciation of investments	(2,011,263)
Net tax appreciation (depreciation) of investments	$78,260,328

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2011		Year ended December 31, 2010
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		300,000,000
Sold	1,902,509	$16,564,559	3,732,132	$28,457,602
Issued in reinvestment of distributions	379,170	3,283,610	746,423	5,717,601
Redeemed	(4,059,119)	(35,963,499)	(9,236,469)	(70,800,720)
	(1,777,440)	(16,115,330)	(4,757,914)	(36,625,517)
Class II/Shares Authorized	100,000,000		100,000,000
Sold	238,073	2,130,751	761,791	5,632,811
Issued in reinvestment of distributions	101,830	880,827	215,442	1,648,133
Redeemed	(929,397)	(8,193,295)	(2,404,019)	(18,018,704)
	(589,494)	(5,181,717)	(1,426,786)	(10,737,760)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	8,954	79,802	25,974	193,252
Issued in reinvestment of distributions	1,696	14,691	3,658	28,019
Redeemed	(12,532)	(111,620)	(62,446)	(479,177)
	(1,882)	(17,127)	(32,814)	(257,906)
Class IV/Shares Authorized	50,000,000		50,000,000
Sold	10,582	93,776	13,202	100,191
Issued in reinvestment of distributions	2,277	19,719	5,200	39,828
Redeemed	(26,641)	(231,498)	(54,545)	(404,944)
	(13,782)	(118,003)	(36,143)	(264,925)
Net increase (decrease)	(2,382,598)	$(21,432,177)	(6,253,657)	$(47,886,108)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$15,514,895	$303,454,245	—
Temporary Cash Investments	164,764	545,016	—
Total Value of Investment Securities	$15,679,659	$303,999,261	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

17

Financial Highlights

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.56		$7.73	$5.94	$11.86	$10.12	$8.23
Income From Investment Operations
Net Investment Income (Loss)(2)	0.07		0.06	0.08	0.13	0.11	0.05
Net Realized and Unrealized Gain (Loss)	0.47		0.95	1.84	(5.06)	1.70	1.98
Total From Investment Operations	0.54		1.01	1.92	(4.93)	1.81	2.03
Distributions
From Net Investment Income	(0.12)		(0.18)	(0.13)	(0.08)	(0.07)	(0.14)
From Net Realized Gains	—		—	—	(0.91)	—	—
Total Distributions	(0.12)		(0.18)	(0.13)	(0.99)	(0.07)	(0.14)
Net Asset Value, End of Period	$8.98		$8.56	$7.73	$5.94	$11.86	$10.12

Total Return(3)	6.31%		13.29%	33.76%	(44.82)%	18.06%	25.03%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.40	%(4)	1.41%	1.37%	1.24%	1.20%	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.55	%(4)	0.80%	1.30%	1.45%	1.00%	0.57%
Portfolio Turnover Rate	52%		111%	126%	116%	101%	98%
Net Assets, End of Period (in thousands)	$241,898		$245,893	$258,873	$310,899	$702,517	$620,235

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

18

Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.55		$7.72	$5.93	$11.84	$10.10	$8.22
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06		0.05	0.07	0.11	0.09	0.04
Net Realized and Unrealized Gain (Loss)	0.46		0.94	1.84	(5.05)	1.71	1.97
Total From Investment Operations	0.52		0.99	1.91	(4.94)	1.80	2.01
Distributions
From Net Investment Income	(0.10)		(0.16)	(0.12)	(0.06)	(0.06)	(0.13)
From Net Realized Gains	—		—	—	(0.91)	—	—
Total Distributions	(0.10)		(0.16)	(0.12)	(0.97)	(0.06)	(0.13)
Net Asset Value, End of Period	$8.97		$8.55	$7.72	$5.93	$11.84	$10.10

Total Return(3)	6.16%		13.14%	33.63%	(44.90)%	17.92%	24.74%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.55	%(4)	1.56%	1.52%	1.39%	1.35%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.40	%(4)	0.65%	1.15%	1.30%	0.85%	0.42%
Portfolio Turnover Rate	52%		111%	126%	116%	101%	98%
Net Assets, End of Period (in thousands)	$75,047		$76,546	$80,128	$75,869	$175,972	$160,914

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

19

Class III
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.56		$7.73	$5.94	$11.86	$10.12	$8.23
Income From Investment Operations
Net Investment Income (Loss)(2)	0.07		0.06	0.11	0.13	0.11	0.05
Net Realized and Unrealized Gain (Loss)	0.47		0.95	1.81	(5.06)	1.70	1.98
Total From Investment Operations	0.54		1.01	1.92	(4.93)	1.81	2.03
Distributions
From Net Investment Income	(0.12)		(0.18)	(0.13)	(0.08)	(0.07)	(0.14)
From Net Realized Gains	—		—	—	(0.91)	—	—
Total Distributions	(0.12)		(0.18)	(0.13)	(0.99)	(0.07)	(0.14)
Net Asset Value, End of Period	$8.98		$8.56	$7.73	$5.94	$11.86	$10.12

Total Return(3)	6.31%		13.29%	33.76%	(44.82)%	18.06%	25.03%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.40	%(4)	1.41%	1.37%	1.24%	1.20%	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.55	%(4)	0.80%	1.30%	1.45%	1.00%	0.57%
Portfolio Turnover Rate	52%		111%	126%	116%	101%	98%
Net Assets, End of Period (in thousands)	$1,125		$1,089	$1,237	$57,369	$128,447	$121,320

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

20

Class IV
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.55		$7.72	$5.93	$11.85	$10.10	$8.22
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06		0.05	0.09	0.12	0.09	0.04
Net Realized and Unrealized Gain (Loss)	0.47		0.94	1.82	(5.07)	1.72	1.97
Total From Investment Operations	0.53		0.99	1.91	(4.95)	1.81	2.01
Distributions
From Net Investment Income	(0.10)		(0.16)	(0.12)	(0.06)	(0.06)	(0.13)
From Net Realized Gains	—		—	—	(0.91)	—	—
Total Distributions	(0.10)		(0.16)	(0.12)	(0.97)	(0.06)	(0.13)
Net Asset Value, End of Period	$8.98		$8.55	$7.72	$5.93	$11.85	$10.10

Total Return(3)	6.27%		13.14%	33.63%	(44.95)%	17.90%	24.86%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.55	%(4)	1.56%	1.52%	1.39%	1.35%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.40	%(4)	0.65%	1.15%	1.30%	0.85%	0.42%
Portfolio Turnover Rate	52%		111%	126%	116%	101%	98%
Net Assets, End of Period (in thousands)	$1,777		$1,811	$1,915	$10,874	$23,306	$13,788

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

21

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

22

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different

23

time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

24

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

25

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72444   1108

SEMIANNUAL REPORT                         JUNE 30, 2011

VP Large Company Value Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	17
Approval of Management Agreement	19
Additional Information	24

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Class II	AVVTX	4.69%	26.73%	-0.26%	2.49%(2)	10/29/04
Russell 1000 Value Index	—	5.92%	28.94%	1.15%	4.15%	—
S&P 500 Index	—	6.02%	30.69%	2.94%	4.49%	—
Class I	AVVIX	4.71%	26.84%	-0.12%	1.62%(2)	12/1/04

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been reimbursed and/or waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
0.93%	1.08%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2011
Top Ten Holdings	% of net assets
Chevron Corp.	4.0%
AT&T, Inc.	3.4%
General Electric Co.	3.3%
Exxon Mobil Corp.	3.2%
Pfizer, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	3.1%
Wells Fargo & Co.	3.0%
Procter & Gamble Co. (The)	2.9%
Merck & Co., Inc.	2.6%

Top Five Industries	% of net assets
Oil, Gas & Consumable Fuels	11.5%
Pharmaceuticals	9.7%
Insurance	7.7%
Diversified Financial Services	6.9%
Commercial Banks	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks & Futures	98.5%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 – 6/30/11	Annualized Expense Ratio*
Actual
Class I	$1,000	$1,047.10	$4.62	0.91%
Class II	$1,000	$1,046.90	$5.38	1.06%
Hypothetical
Class I	$1,000	$1,020.28	$4.56	0.91%
Class II	$1,000	$1,019.54	$5.31	1.06%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 95.0%
AEROSPACE & DEFENSE — 1.3%
Lockheed Martin Corp.	590	$47,772
Northrop Grumman Corp.	760	52,706
		100,478
AIRLINES — 0.4%
Southwest Airlines Co.	2,770	31,633
AUTOMOBILES — 0.6%
Ford Motor Co.(1)	3,210	44,266
BEVERAGES — 0.7%
PepsiCo, Inc.	720	50,709
BIOTECHNOLOGY — 2.2%
Amgen, Inc.(1)	1,990	116,117
Gilead Sciences, Inc.(1)	1,230	50,934
		167,051
CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	740	42,683
Bank of New York Mellon Corp. (The)	2,900	74,298
Goldman Sachs Group, Inc. (The)	890	118,450
Morgan Stanley	2,420	55,684
		291,115
CHEMICALS — 0.3%
E.I. du Pont de Nemours & Co.	360	19,458
COMMERCIAL BANKS — 5.7%
PNC Financial Services Group, Inc.	1,540	91,800
U.S. Bancorp.	4,410	112,499
Wells Fargo & Co.	8,220	230,653
		434,952
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	920	35,539
COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	9,810	153,134
COMPUTERS & PERIPHERALS — 2.6%
Hewlett-Packard Co.	4,330	157,612
Western Digital Corp.(1)	1,020	37,108
		194,720
DIVERSIFIED FINANCIAL SERVICES — 6.9%
Bank of America Corp.	10,650	116,724
Citigroup, Inc.	4,010	166,976
JPMorgan Chase & Co.	5,910	241,956
		525,656
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
AT&T, Inc.	8,330	261,645
CenturyLink, Inc.	1,470	59,432
Verizon Communications, Inc.	2,980	110,946
		432,023
ELECTRIC UTILITIES — 2.1%
American Electric Power Co., Inc.	2,110	79,505
Exelon Corp.	690	29,560
PPL Corp.	1,940	53,990
		163,055
ENERGY EQUIPMENT & SERVICES — 0.8%
National Oilwell Varco, Inc.	350	27,373
Transocean Ltd.	550	35,508
		62,881
FOOD & STAPLES RETAILING — 4.6%
CVS Caremark Corp.	2,610	98,084
Kroger Co. (The)	3,020	74,896
SYSCO Corp.	940	29,309
Walgreen Co.	650	27,599
Wal-Mart Stores, Inc.	2,280	121,159
		351,047
FOOD PRODUCTS — 1.1%
Kraft Foods, Inc., Class A	2,270	79,972
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Medtronic, Inc.	1,750	67,427
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.	960	42,326
Quest Diagnostics, Inc.	620	36,642
WellPoint, Inc.	610	48,050
		127,018
HOUSEHOLD PRODUCTS — 3.2%
Energizer Holdings, Inc.(1)	330	23,879
Procter & Gamble Co. (The)	3,500	222,495
		246,374
INDUSTRIAL CONGLOMERATES — 3.9%
General Electric Co.	13,260	250,083
Tyco International Ltd.	890	43,993
		294,076
INSURANCE — 7.7%
Allstate Corp. (The)	1,820	55,565
American International Group, Inc.(1)	1,110	32,545
Berkshire Hathaway, Inc., Class B(1)	760	58,816
Chubb Corp. (The)	1,540	96,419
Loews Corp.	1,820	76,604

5

	Shares	Value
MetLife, Inc.	1,870	$82,037
Principal Financial Group, Inc.	1,600	48,672
Torchmark Corp.	570	36,560
Travelers Cos., Inc. (The)	1,680	98,078
		585,296
IT SERVICES — 0.7%
Fiserv, Inc.(1)	580	36,325
International Business Machines Corp.	110	18,871
		55,196
MACHINERY — 1.0%
Dover Corp.	500	33,900
Ingersoll-Rand plc	890	40,415
		74,315
MEDIA — 3.4%
CBS Corp., Class B	1,370	39,031
Comcast Corp., Class A	3,910	99,080
Time Warner, Inc.	2,570	93,471
Viacom, Inc., Class B	530	27,030
		258,612
METALS & MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	360	19,044
Nucor Corp.	1,100	45,342
		64,386
MULTILINE RETAIL — 1.5%
Kohl’s Corp.	1,330	66,513
Macy’s, Inc.	1,560	45,615
		112,128
MULTI-UTILITIES — 0.6%
PG&E Corp.	1,170	49,175
OIL, GAS & CONSUMABLE FUELS — 11.5%
Apache Corp.	270	33,315
Chevron Corp.	2,940	302,350
ConocoPhillips	2,280	171,433
Exxon Mobil Corp.	2,980	242,512
Occidental Petroleum Corp.	190	19,768
Total SA ADR	1,300	75,192
Valero Energy Corp.	1,330	34,008
		878,578
PAPER & FOREST PRODUCTS — 0.6%
International Paper Co.	1,540	45,923
PHARMACEUTICALS — 9.7%
Abbott Laboratories	1,240	65,249
Johnson & Johnson	3,520	234,150
Merck & Co., Inc.	5,650	199,389
Pfizer, Inc.	11,770	242,462
		741,250
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Applied Materials, Inc.	3,330	43,323
Intel Corp.	6,900	152,904
Marvell Technology Group Ltd.(1)	2,360	34,846
		231,073
SOFTWARE — 1.8%
Activision Blizzard, Inc.	3,140	36,675
Microsoft Corp.	2,340	60,840
Oracle Corp.	1,150	37,847
		135,362
SPECIALTY RETAIL — 0.9%
Lowe’s Cos., Inc.	2,900	67,599
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
VF Corp.	180	19,541
TOBACCO — 0.5%
Altria Group, Inc.	1,300	34,333
TOTAL COMMON STOCKS (Cost $6,353,225)		7,225,351
Temporary Cash Investments — Segregated For Futures Contracts — 3.5%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $104,052), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $101,697)		101,697
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $86,468), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $84,747)		84,747
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $79,115), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $77,556)		77,556
TOTAL TEMPORARY CASH INVESTMENTS — SEGREGATED FOR FUTURES CONTRACTS (Cost $264,000)		264,000

6

Shares	Value
Temporary Cash Investments — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	87,108	$87,108
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $24,627), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $24,141)		24,141
TOTAL TEMPORARY CASH INVESTMENTS (Cost $111,249)		111,249

Value
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $6,728,474)	$7,600,600
OTHER ASSETS AND LIABILITIES — 0.1%	5,545
TOTAL NET ASSETS — 100.0%	$7,606,145

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
4	S&P 500 E-Mini	September 2011	$263,100	$8,764

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
37,476	EUR for USD	UBS AG	7/29/11	$54,310	$(893)

(Value on Settlement Date $53,417)

Notes to Schedule of Investments

ADR = American Depositary Receipt
EUR = Euro
USD = United States Dollar

(1)	Non-Income Producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,728,474)	$7,600,600
Deposits with broker for futures contracts	16,000
Receivable for investments sold	27,116
Receivable for capital shares sold	6,377
Receivable for variation margin on futures contracts	2,240
Dividends and interest receivable	10,168
7,662,501

Liabilities
Payable for investments purchased	23,540
Payable for capital shares redeemed	26,061
Unrealized loss on forward foreign currency exchange contracts	893
Accrued management fees	5,207
Distribution fees payable	655
56,356

Net Assets	$7,606,145

Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,348,891
Undistributed net investment income	2,055
Accumulated net realized loss	(2,624,798)
Net unrealized appreciation	879,997
$7,606,145

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$4,324,431	446,531	$9.68
Class II, $0.01 Par Value	$3,281,714	334,868	$9.80

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$86,921
Interest	76
86,997

Expenses:
Management fees	31,605
Distribution fees — Class II	3,874
Directors’ fees and expenses	248
35,727

Net investment income (loss)	51,270

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	185,278
Futures contract transactions	5,618
Foreign currency transactions	(2,220)
188,676

Change in net unrealized appreciation (depreciation) on:
Investments	93,226
Futures contracts	4,651
Translation of assets and liabilities in foreign currencies	(578)
97,299

Net realized and unrealized gain (loss)	285,975

Net Increase (Decrease) in Net Assets Resulting from Operations	$337,245

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$51,270	$96,741
Net realized gain (loss)	188,676	(192,446)
Change in net unrealized appreciation (depreciation)	97,299	768,886
Net increase (decrease) in net assets resulting from operations	337,245	673,181

Distributions to Shareholders
From net investment income:
Class I	(30,116)	(61,979)
Class II	(19,810)	(34,703)
Decrease in net assets from distributions	(49,926)	(96,682)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	219,420	284,424

Net increase (decrease) in net assets	506,739	860,923

Net Assets
Beginning of period	7,099,406	6,238,483
End of period	$7,606,145	$7,099,406

Undistributed net investment income	$2,055	$711

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing in common stocks of larger companies that management believes to be undervalued at the time of purchase.

The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

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The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2010, the fund had accumulated capital losses of $(2,640,749), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,304,735), $(1,172,695) and $(163,319) expire in 2016, 2017 and 2018, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.70% to 0.90% for Class I and from 0.60% to 0.80% for Class II. The effective annual management fee for each class for the six months ended June 30, 2011 was 0.90% and 0.80% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

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The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011 were $1,953,863 and $1,852,725, respectively.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$6,891,107
Gross tax appreciation of investments	$916,117
Gross tax depreciation of investments	(206,624)
Net tax appreciation (depreciation) of investments	$709,493

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2011		Year ended December 31, 2010
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	23,679	$228,275	48,874	$421,885
Issued in reinvestment of distributions	3,127	30,116	7,122	61,979
Redeemed	(27,125)	(263,307)	(91,305)	(774,033)
	(319)	(4,916)	(35,309)	(290,169)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	87,422	860,312	147,083	1,281,492
Issued in reinvestment of distributions	2,032	19,810	3,937	34,703
Redeemed	(66,913)	(655,786)	(85,923)	(741,602)
	22,541	224,336	65,097	574,593
Net increase (decrease)	22,222	$219,420	29,788	$284,424

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$7,225,351	—	—
Temporary Cash Investments	87,108	$288,141	—
Total Value of Investment Securities	$7,312,459	$288,141	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(893)	—
Futures Contracts	$8,764	—	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$8,764	$(893)	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The equity price risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of June 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts	$2,240	Payable for variation margin on futures contracts	—
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	—	Unrealized loss on forward foreign currency exchange contracts	$893
		$2,240		$893
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$5,618	Change in net unrealized appreciation (depreciation) on futures contracts	$4,651
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(2,220)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(578)
		$3,398		$4,073

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Financial Highlights

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.31		$8.52	$7.58	$12.71	$12.98	$10.85
Income From Investment Operations
Net Investment Income (Loss)(2)	0.07		0.13	0.16	0.23	0.23	0.23
Net Realized and Unrealized Gain (Loss)	0.37		0.79	1.19	(4.80)	(0.39)	1.94
Total From Investment Operations	0.44		0.92	1.35	(4.57)	(0.16)	2.17
Distributions
From Net Investment Income	(0.07)		(0.13)	(0.41)	(0.24)	(0.09)	—	(3)
From Net Realized Gains	—		—	—	(0.32)	(0.02)	(0.04)
Total Distributions	(0.07)		(0.13)	(0.41)	(0.56)	(0.11)	(0.04)
Net Asset Value, End of Period	$9.68		$9.31	$8.52	$7.58	$12.71	$12.98

Total Return(4)	4.71%		10.97%	20.04%	(37.28)%	(1.27)%	19.98%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.91	%(5)	0.93%	0.91%	0.90%	0.90%	0.79	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.45	%(5)	1.56%	2.08%	2.30%	1.77%	1.98	%(6)
Portfolio Turnover Rate	26%		33%	32%	21%	22%	11%
Net Assets, End of Period (in thousands)	$4,324		$4,158	$4,108	$3,766	$7,312	$7,630

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)
The ratio of operating expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 0.90% and 1.87%, respectively, for the year ended December 31, 2006 if management fees had not been waived during a portion of the year.

See Notes to Financial Statements.

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Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.42		$8.62	$7.65	$12.83	$13.09	$10.97
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06		0.12	0.14	0.22	0.22	0.22
Net Realized and Unrealized Gain (Loss)	0.38		0.80	1.22	(4.85)	(0.39)	1.94
Total From Investment Operations	0.44		0.92	1.36	(4.63)	(0.17)	2.16
Distributions
From Net Investment Income	(0.06)		(0.12)	(0.39)	(0.23)	(0.07)	—	(3)
From Net Realized Gains	—		—	—	(0.32)	(0.02)	(0.04)
Total Distributions	(0.06)		(0.12)	(0.39)	(0.55)	(0.09)	(0.04)
Net Asset Value, End of Period	$9.80		$9.42	$8.62	$7.65	$12.83	$13.09

Total Return(4)	4.69%		10.80%	19.91%	(37.42)%	(1.35)%	19.78%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.06	%(5)	1.08%	1.06%	1.05%	1.05%	0.98	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.30	%(5)	1.41%	1.93%	2.15%	1.62%	1.79	%(6)
Portfolio Turnover Rate	26%		33%	32%	21%	22%	11%
Net Assets, End of Period (in thousands)	$3,282		$2,941	$2,131	$1,629	$3,082	$2,324

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)
The ratio of operating expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.05% and 1.72%, respectively, for the year ended December 31, 2006 if management fees had not been waived during a portion of the year.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

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The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

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Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

22

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

23

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72449   1108

SEMIANNUAL REPORT                 JUNE 30, 2011

VP Balanced Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	20
Statement of Operations	21
Statement of Changes in Net Assets	22
Notes to Financial Statements	23
Financial Highlights	28
Approval of Management Agreement	29
Additional Information	34

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVBIX	5.42%	19.75%	4.21%	4.27%	6.74%	5/1/91
Blended index(2)	—	4.72%	19.57%	4.76%	4.27%	8.18%(3)	—
S&P 500 Index	—	6.02%	30.69%	2.94%	2.72%	8.63%(3)	—
Barclays Capital U.S. Aggregate Bond Index	—	2.72%	3.90%	6.52%	5.74%	6.77%(3)	—

(1)	Total returns for periods less than one year are not annualized.

(2)
The blended index combines two widely known indices in proportion to the asset mix of the fund. The S&P 500 Index represents 60% of the index and the remaining 40% is represented by the Barclays Capital U.S. Aggregate Bond Index.

(3)	Since 4/30/91, the date nearest the Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I 0.92%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

JUNE 30, 2011
Top Ten Stock Holdings	% of net assets
Exxon Mobil Corp.	2.2%
Chevron Corp.	1.5%
International Business Machines Corp.	1.5%
Johnson & Johnson	1.4%
Microsoft Corp.	1.4%
General Electric Co.	1.2%
AT&T, Inc.	1.2%
Apple, Inc.	1.2%
Philip Morris International, Inc.	1.1%
Wells Fargo & Co.	1.1%

Top Five Stock Industries	% of net assets
Oil, Gas & Consumable Fuels	7.0%
Pharmaceuticals	3.7%
Insurance	2.9%
IT Services	2.9%
Software	2.6%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.8 years
Average Duration (Effective)	5.2 years

Types of Investments in Portfolio	% of net assets
Common Stocks	60.4%
U.S. Government Agency Mortgage-Backed Securities	12.3%
Corporate Bonds	10.9%
U.S. Treasury Securities	8.1%
U.S. Government Agency Securities and Equivalents	2.9%
Commercial Mortgage-Backed Securities	2.0%
Collateralized Mortgage Obligations	1.5%
Municipal Securities	0.8%
Sovereign Governments and Agencies	0.7%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(0.3)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 – 6/30/11	Annualized Expense Ratio*
Actual
Class I	$1,000	$1,054.20	$4.58	0.90%
Hypothetical
Class I	$1,000	$1,020.33	$4.51	0.90%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 60.4%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp.	9,112	$679,026
Northrop Grumman Corp.	8,900	617,215
United Technologies Corp.	10,970	970,955
		2,267,196
AIR FREIGHT & LOGISTICS — 0.9%
United Parcel Service, Inc., Class B	14,225	1,037,429
AUTO COMPONENTS — 0.7%
Magna International, Inc.	5,949	321,484
TRW Automotive Holdings Corp.(1)	9,090	536,583
		858,067
AUTOMOBILES — 0.2%
Ford Motor Co.(1)	17,014	234,623
BEVERAGES — 1.6%
Coca-Cola Co. (The)	6,116	411,546
Coca-Cola Enterprises, Inc.	11,866	346,250
Constellation Brands, Inc., Class A(1)	16,104	335,285
Dr Pepper Snapple Group, Inc.	14,156	593,561
PepsiCo, Inc.	1,985	139,803
		1,826,445
BIOTECHNOLOGY — 1.4%
Amgen, Inc.(1)	7,788	454,430
Biogen Idec, Inc.(1)	7,100	759,132
Cephalon, Inc.(1)	4,235	338,376
Cubist Pharmaceuticals, Inc.(1)	1,531	55,101
		1,607,039
CAPITAL MARKETS — 1.0%
Ameriprise Financial, Inc.	5,893	339,908
Bank of New York Mellon Corp. (The)	9,792	250,871
Legg Mason, Inc.	17,412	570,417
		1,161,196
CHEMICALS — 0.9%
Eastman Chemical Co.	3,239	330,605
PPG Industries, Inc.	6,392	580,330
W.R. Grace & Co.(1)	3,147	143,597
		1,054,532
COMMERCIAL BANKS — 1.7%
Commerce Bancshares, Inc.	2,741	117,863
M&T Bank Corp.	511	44,942
PNC Financial Services Group, Inc.	4,773	284,519
U.S. Bancorp.	9,241	235,738
Wells Fargo & Co.	46,170	1,295,530
		1,978,592
COMMUNICATIONS EQUIPMENT — 0.4%
Brocade Communications Systems, Inc.(1)	6,276	40,543
Cisco Systems, Inc.	6,475	101,074
Motorola Solutions, Inc.(1)	5,820	267,953
Research In Motion Ltd.(1)	1,701	49,074
		458,644
COMPUTERS & PERIPHERALS — 2.1%
Apple, Inc.(1)	4,049	1,359,128
Dell, Inc.(1)	45,191	753,334
NetApp, Inc.(1)	4,216	222,520
SanDisk Corp.(1)	2,166	89,889
		2,424,871
CONSTRUCTION & ENGINEERING — 0.9%
Fluor Corp.	8,303	536,872
KBR, Inc.	11,493	433,171
URS Corp.(1)	1,416	63,352
		1,033,395
CONSUMER FINANCE — 1.0%
American Express Co.	10,652	550,708
Capital One Financial Corp.	5,292	273,438
Cash America International, Inc.	5,842	338,077
		1,162,223
DIVERSIFIED CONSUMER SERVICES — 0.8%
Career Education Corp.(1)	573	12,119
H&R Block, Inc.	9,493	152,268
ITT Educational Services, Inc.(1)	6,672	522,017
Weight Watchers International, Inc.	2,704	204,071
		890,475
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Bank of America Corp.	17,553	192,381
Citigroup, Inc.	9,769	406,781
JPMorgan Chase & Co.	12,014	491,853
McGraw-Hill Cos., Inc. (The)	14,720	616,915
		1,707,930
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	44,335	1,392,562
Verizon Communications, Inc.	31,965	1,190,057
		2,582,619

	Shares/ Principal Amount	Value
ELECTRIC UTILITIES — 0.5%
Entergy Corp.	7,882	$538,183
FirstEnergy Corp.	840	37,086
		575,269
ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co.	3,327	187,144
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	439	7,968
Vishay Intertechnology, Inc.(1)	30,288	455,531
		463,499
ENERGY EQUIPMENT & SERVICES — 1.0%
Core Laboratories NV	2,831	315,770
Diamond Offshore Drilling, Inc.	2,337	164,548
Halliburton Co.	300	15,300
Schlumberger Ltd.	2,034	175,737
SEACOR Holdings, Inc.	4,930	492,803
Transocean Ltd.	239	15,430
		1,179,588
FOOD & STAPLES RETAILING — 0.7%
Walgreen Co.	16,976	720,801
Wal-Mart Stores, Inc.	2,583	137,261
		858,062
FOOD PRODUCTS — 1.3%
H.J. Heinz Co.	7,306	389,263
Hershey Co. (The)	9,014	512,446
Smithfield Foods, Inc.(1)	7,117	155,649
Tyson Foods, Inc., Class A	23,876	463,672
		1,521,030
GAS UTILITIES(2)
WGL Holdings, Inc.	1,332	51,269
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Baxter International, Inc.	554	33,069
Hill-Rom Holdings, Inc.	151	6,952
Kinetic Concepts, Inc.(1)	2,062	118,833
Zimmer Holdings, Inc.(1)	8,796	555,907
		714,761
HEALTH CARE PROVIDERS & SERVICES — 1.7%
AMERIGROUP Corp.(1)	1,074	75,685
Humana, Inc.	6,883	554,357
Magellan Health Services, Inc.(1)	2,600	142,324
UnitedHealth Group, Inc.	17,236	889,033
WellCare Health Plans, Inc.(1)	7,664	394,006
		2,055,405
HOTELS, RESTAURANTS & LEISURE — 0.2%
Brinker International, Inc.	2,785	68,121
McDonald’s Corp.	1,564	131,877
		199,998
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.	638	55,768
Procter & Gamble Co. (The)	9,288	590,438
		646,206
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	19,758	251,717
INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	5,518	523,382
General Electric Co.	76,438	1,441,621
		1,965,003
INSURANCE — 2.9%
ACE Ltd.	5,820	383,072
Allied World Assurance Co. Holdings Ltd.	5,311	305,807
American Financial Group, Inc.	10,871	387,986
Berkshire Hathaway, Inc., Class B(1)	4,417	341,832
Chubb Corp. (The)	1,713	107,251
Horace Mann Educators Corp.	144	2,248
Principal Financial Group, Inc.	17,310	526,570
Prudential Financial, Inc.	13,211	840,088
Travelers Cos., Inc. (The)	8,895	519,290
		3,414,144
INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.	2,143	62,125
priceline.com, Inc.(1)	205	104,946
		167,071
INTERNET SOFTWARE & SERVICES — 0.6%
AOL, Inc.(1)	4,580	90,959
Google, Inc., Class A(1)	1,330	673,485
		764,444
IT SERVICES — 2.9%
Accenture plc, Class A	8,627	521,243
Alliance Data Systems Corp.(1)	3,429	322,566
Global Payments, Inc.	3,620	184,620
International Business Machines Corp.	10,083	1,729,739
Visa, Inc., Class A	7,751	653,099
		3,411,267
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Polaris Industries, Inc.	4,389	487,925

	Shares/ Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES(2)
Agilent Technologies, Inc.(1)	969	$49,526
MACHINERY — 1.3%
Caterpillar, Inc.	5,193	552,847
Dover Corp.	6,769	458,938
Eaton Corp.	2,420	124,509
Parker-Hannifin Corp.	2,851	255,849
Sauer-Danfoss, Inc.(1)	3,298	166,186
		1,558,329
MEDIA — 2.4%
Comcast Corp., Class A	36,089	914,495
DirecTV, Class A(1)	9,084	461,649
DISH Network Corp., Class A(1)	12,852	394,171
Gannett Co., Inc.	257	3,680
Interpublic Group of Cos., Inc. (The)	24,181	302,263
Time Warner, Inc.	19,844	721,726
		2,797,984
METALS & MINING — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	15,250	806,725
Newmont Mining Corp.	11,010	594,210
Walter Energy, Inc.	1,579	182,848
		1,583,783
MULTILINE RETAIL — 0.3%
Dillard’s, Inc., Class A	4,827	251,680
Kohl’s Corp.	2,710	135,527
		387,207
MULTI-UTILITIES — 0.7%
Ameren Corp.	10,175	293,447
DTE Energy Co.	455	22,759
Integrys Energy Group, Inc.	9,208	477,343
		793,549
OIL, GAS & CONSUMABLE FUELS — 7.0%
Chevron Corp.	17,313	1,780,469
ConocoPhillips	15,512	1,166,347
Exxon Mobil Corp.	32,504	2,645,175
Marathon Oil Corp.	13,250	698,010
Murphy Oil Corp.	3,859	253,382
Occidental Petroleum Corp.	9,579	996,599
Valero Energy Corp.	20,908	534,618
W&T Offshore, Inc.	6,549	171,060
		8,245,660
PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	5,592	529,674
PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. (The), Class A	1,372	144,321
Herbalife Ltd.	9,616	554,266
Nu Skin Enterprises, Inc., Class A	646	24,257
		722,844
PHARMACEUTICALS — 3.7%
Abbott Laboratories	13,061	687,270
Bristol-Myers Squibb Co.	7,791	225,627
Eli Lilly & Co.	22,369	839,509
Johnson & Johnson	25,632	1,705,041
Merck & Co., Inc.	4,698	165,792
Pfizer, Inc.	35,358	728,375
		4,351,614
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Rayonier, Inc.	7,504	490,386
Simon Property Group, Inc.	603	70,087
		560,473
ROAD & RAIL — 0.2%
CSX Corp.	9,303	243,925
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Altera Corp.	1,779	82,457
Applied Materials, Inc.	8,133	105,810
Intel Corp.	57,544	1,275,175
LSI Corp.(1)	9,819	69,911
Micron Technology, Inc.(1)	20,920	156,482
Teradyne, Inc.(1)	33,117	490,132
		2,179,967
SOFTWARE — 2.6%
Cadence Design Systems, Inc.(1)	24,228	255,848
Electronic Arts, Inc.(1)	3,098	73,113
Intuit, Inc.(1)	4,294	222,687
Microsoft Corp.	63,590	1,653,340
Oracle Corp.	14,618	481,078
Symantec Corp.(1)	20,039	395,169
		3,081,235
SPECIALTY RETAIL — 0.9%
AutoZone, Inc.(1)	1,779	524,538
Bed Bath & Beyond, Inc.(1)	6,689	390,437
Williams-Sonoma, Inc.	2,439	88,999
		1,003,974
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
VF Corp.	5,274	572,545
TOBACCO — 1.1%
Philip Morris International, Inc.	19,590	1,308,024
TOTAL COMMON STOCKS (Cost $57,405,634)		71,169,391

	Shares/ Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(3) — 12.3%
FHLMC, 7.00%, 11/1/13(4)	$14,006	$14,791
FHLMC, 6.50%, 6/1/16(4)	38,612	42,358
FHLMC, 6.50%, 6/1/16(4)	39,656	43,230
FHLMC, 4.50%, 1/1/19(4)	336,649	359,708
FHLMC, 6.50%, 1/1/28(4)	13,329	15,107
FHLMC, 6.50%, 6/1/29(4)	10,150	11,504
FHLMC, 8.00%, 7/1/30(4)	11,733	13,954
FHLMC, 5.50%, 12/1/33(4)	404,263	439,966
FHLMC, 5.50%, 1/1/38(4)	170,233	184,549
FHLMC, 6.00%, 8/1/38	109,601	120,808
FHLMC, 4.00%, 4/1/41	323,826	324,531
FHLMC, 6.50%, 7/1/47(4)	16,584	18,618
FNMA, 6.50%, 11/1/11(4)	758	768
FNMA, 6.00%, 4/1/13(4)	1,652	1,804
FNMA, 6.00%, 4/1/13(4)	2,905	3,172
FNMA, 6.00%, 5/1/13(4)	506	552
FNMA, 6.50%, 6/1/13(4)	334	349
FNMA, 6.50%, 6/1/13(4)	4,992	5,211
FNMA, 6.00%, 7/1/13(4)	1,306	1,426
FNMA, 6.00%, 1/1/14(4)	21,984	23,999
FNMA, 4.50%, 5/1/19(4)	148,470	158,802
FNMA, 4.50%, 5/1/19(4)	186,577	199,560
FNMA, 6.50%, 1/1/28(4)	6,148	6,998
FNMA, 7.00%, 1/1/28(4)	7,249	8,385
FNMA, 6.50%, 1/1/29(4)	28,065	31,943
FNMA, 7.50%, 7/1/29(4)	45,401	53,286
FNMA, 7.50%, 9/1/30(4)	11,620	13,632
FNMA, 5.00%, 7/1/31	350,000	374,283
FNMA, 6.50%, 1/1/32(4)	31,499	35,852
FNMA, 5.50%, 6/1/33(4)	202,125	220,102
FNMA, 5.50%, 8/1/33(4)	224,693	244,677
FNMA, 5.00%, 11/1/33(4)	921,570	984,644
FNMA, 5.50%, 1/1/34(4)	334,974	364,618
FNMA, 4.50%, 9/1/35(4)	638,356	664,981
FNMA, 5.00%, 2/1/36(4)	883,445	942,944
FNMA, 5.50%, 1/1/37	1,494,494	1,625,081
FNMA, 5.50%, 2/1/37(4)	212,479	230,415
FNMA, 6.00%, 7/1/37	1,231,375	1,357,094
FNMA, 6.50%, 8/1/37(4)	215,456	242,167
FNMA, 4.00%, 1/1/41	1,103,001	1,106,281
FNMA, 4.50%, 1/1/41	442,316	458,760
FNMA, 4.50%, 2/1/41	491,920	509,594
FNMA, 6.50%, 6/1/47(4)	17,265	19,368
FNMA, 6.50%, 8/1/47(4)	45,821	51,401
FNMA, 6.50%, 8/1/47(4)	69,866	78,374
FNMA, 6.50%, 9/1/47(4)	5,546	6,221
FNMA, 6.50%, 9/1/47(4)	20,422	22,909
FNMA, 6.50%, 9/1/47(4)	31,762	35,630
FNMA, 6.50%, 9/1/47(4)	45,260	50,772
FNMA, 6.50%, 9/1/47(4)	91,326	102,448
GNMA, 7.00%, 4/20/26(4)	34,219	39,700
GNMA, 7.50%, 8/15/26(4)	20,119	23,583
GNMA, 7.00%, 2/15/28(4)	5,472	6,382
GNMA, 7.50%, 2/15/28(4)	9,132	10,731
GNMA, 6.50%, 5/15/28(4)	2,414	2,755
GNMA, 6.50%, 5/15/28(4)	2,905	3,315
GNMA, 7.00%, 12/15/28(4)	10,283	11,993
GNMA, 7.00%, 5/15/31(4)	62,724	73,293
GNMA, 5.50%, 11/15/32(4)	264,009	292,307
GNMA, 4.00%, 1/20/41	1,393,219	1,417,020
GNMA, 4.50%, 5/20/41	598,782	631,497
GNMA, 4.50%, 6/15/41	170,000	179,917
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $13,734,076)		14,520,120
Corporate Bonds — 10.9%
AEROSPACE & DEFENSE — 0.2%
Lockheed Martin Corp., 4.25%, 11/15/19(4)	30,000	30,819
United Technologies Corp., 6.05%, 6/1/36(4)	134,000	151,134
		181,953
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	70,000	85,219
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(4)	10,000	10,125
PepsiCo, Inc., 4.875%, 11/1/40(4)	20,000	19,189
		114,533
CAPITAL MARKETS — 1.0%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(4)	90,000	102,759
Credit Suisse (New York), 5.00%, 5/15/13(4)	110,000	117,447
Credit Suisse (New York), 6.00%, 2/15/18(4)	30,000	32,400
Deutsche Bank AG (London), 3.875%, 8/18/14(4)	50,000	52,576

Shares/ Principal Amount	Value
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(4)	$230,000	$232,634
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	50,000	58,232
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(4)	20,000	20,232
Jefferies Group, Inc., 5.125%, 4/13/18	40,000	40,117
Korea Development Bank, 3.25%, 3/9/16(4)	20,000	20,032
Korea Development Bank, 4.00%, 9/9/16(4)	20,000	20,542
Morgan Stanley, 4.20%, 11/20/14(4)	100,000	103,897
Morgan Stanley, 6.625%, 4/1/18(4)	120,000	132,307
Morgan Stanley, 5.625%, 9/23/19(4)	100,000	102,723
Morgan Stanley, 5.75%, 1/25/21(4)	60,000	60,781
UBS AG (Stamford Branch), 2.25%, 8/12/13(4)	30,000	30,526
UBS AG (Stamford Branch), 2.25%, 1/28/14(4)	20,000	20,216
		1,147,421
CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	50,000	56,813
Dow Chemical Co. (The), 5.90%, 2/15/15(4)	30,000	33,715
Dow Chemical Co. (The), 2.50%, 2/15/16(4)	20,000	19,889
Rohm & Haas Co., 5.60%, 3/15/13(4)	70,000	75,012
		185,429
COMMERCIAL BANKS — 0.6%
BB&T Corp., 5.70%, 4/30/14(4)	20,000	22,205
BB&T Corp., 3.20%, 3/15/16	40,000	40,943
BNP Paribas SA, 3.60%, 2/23/16(4)	30,000	30,353
Fifth Third Bancorp., 6.25%, 5/1/13(4)	50,000	54,148
HSBC Bank plc, 3.50%, 6/28/15(4)(5)	40,000	41,067
HSBC Bank plc, 3.10%, 5/24/16(4)(5)	20,000	19,880
HSBC Holdings plc, 5.10%, 4/5/21	20,000	20,521
HSBC Holdings plc, 6.80%, 6/1/38(4)	20,000	21,411
Huntington Bancshares, Inc., 7.00%, 12/15/20(4)	10,000	11,288
PNC Bank N.A., 6.00%, 12/7/17(4)	80,000	89,912
PNC Funding Corp., 4.25%, 9/21/15(4)	10,000	10,735
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	40,000	40,209
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(4)	80,000	80,746
SunTrust Banks, Inc., 3.60%, 4/15/16(4)	11,000	11,113
U.S. Bancorp., 3.44%, 2/1/16	30,000	30,496
Wachovia Bank N.A., 4.80%, 11/1/14(4)	110,000	117,623
Wachovia Bank N.A., 4.875%, 2/1/15(4)	32,000	34,373
Wells Fargo & Co., 3.68%, 6/15/16(4)	30,000	30,840
Wells Fargo & Co., 4.60%, 4/1/21(4)	40,000	40,272
		748,135
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Corrections Corp. of America, 6.25%, 3/15/13(4)	70,000	70,175
International Lease Finance Corp., 5.75%, 5/15/16(4)	30,000	29,559
Republic Services, Inc., 3.80%, 5/15/18(4)	20,000	20,105
Republic Services, Inc., 5.50%, 9/15/19(4)	60,000	65,477
Republic Services, Inc., 5.70%, 5/15/41(4)	20,000	19,593
Waste Management, Inc., 6.125%, 11/30/39(4)	30,000	31,503
		236,412
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(4)	20,000	21,205
CONSUMER FINANCE — 0.3%
American Express Co., 7.25%, 5/20/14(4)	140,000	160,176
American Honda Finance Corp., 2.50%, 9/21/15(4)(5)	60,000	60,346
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(4)(5)	10,000	10,223
SLM Corp., 5.00%, 10/1/13(4)	40,000	41,613
SLM Corp., 6.25%, 1/25/16(4)	30,000	31,142
		303,500
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(4)	40,000	43,800
Ball Corp., 6.75%, 9/15/20(4)	30,000	31,988
		75,788

Shares/ Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Arch Western Finance LLC, 6.75%, 7/1/13(4)	$14,000	$14,088
Bank of America Corp., 6.50%, 8/1/16(4)	130,000	145,071
Bank of America Corp., 5.75%, 12/1/17(4)	40,000	42,563
Bank of America Corp., 5.00%, 5/13/21(4)	30,000	29,672
Bank of America N.A., 5.30%, 3/15/17(4)	224,000	231,045
Citigroup, Inc., 6.00%, 12/13/13(4)	80,000	87,012
Citigroup, Inc., 6.01%, 1/15/15(4)	80,000	88,074
Citigroup, Inc., 4.75%, 5/19/15	20,000	21,162
Citigroup, Inc., 3.95%, 6/15/16	30,000	30,730
Citigroup, Inc., 6.125%, 5/15/18(4)	140,000	154,312
Citigroup, Inc., 8.50%, 5/22/19(4)	30,000	37,225
General Electric Capital Corp., 3.75%, 11/14/14(4)	50,000	52,949
General Electric Capital Corp., 2.25%, 11/9/15(4)	50,000	49,178
General Electric Capital Corp., 5.625%, 9/15/17(4)	140,000	154,677
General Electric Capital Corp., 4.375%, 9/16/20(4)	30,000	29,692
General Electric Capital Corp., 4.625%, 1/7/21(4)	40,000	40,285
General Electric Capital Corp., 5.30%, 2/11/21(4)	20,000	20,836
JPMorgan Chase & Co., 3.70%, 1/20/15(4)	20,000	20,806
JPMorgan Chase & Co., 3.45%, 3/1/16	20,000	20,385
JPMorgan Chase & Co., 6.00%, 1/15/18(4)	180,000	200,362
Liberty Mutual Group, Inc., 5.00%, 6/1/21(4)(5)	21,000	19,910
		1,490,034
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Alltel Corp., 7.875%, 7/1/32(4)	30,000	39,510
AT&T, Inc., 6.80%, 5/15/36(4)	110,000	123,373
AT&T, Inc., 6.55%, 2/15/39(4)	30,000	33,015
British Telecommunications plc, 5.95%, 1/15/18(4)	40,000	44,218
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)	60,000	77,986
CenturyLink, Inc., 6.15%, 9/15/19(4)	30,000	30,204
CenturyLink, Inc., 7.60%, 9/15/39(4)	20,000	19,292
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(4)	30,000	35,430
Embarq Corp., 7.08%, 6/1/16(4)	5,000	5,561
Qwest Corp., 7.50%, 10/1/14(4)	60,000	67,575
Telecom Italia Capital SA, 6.175%, 6/18/14(4)	70,000	75,354
Telecom Italia Capital SA, 7.175%, 6/18/19(4)	20,000	22,103
Telefonica Emisiones SAU, 5.88%, 7/15/19(4)	100,000	105,117
Telefonica Emisiones SAU, 5.46%, 2/16/21	40,000	40,655
Verizon Communications, Inc., 7.35%, 4/1/39(4)	40,000	48,217
Windstream Corp., 7.875%, 11/1/17(4)	50,000	53,313
		820,923
ELECTRIC UTILITIES — 0.3%
Carolina Power & Light Co., 5.15%, 4/1/15(4)	37,000	40,931
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	18,000	19,695
Duke Energy Corp., 3.95%, 9/15/14(4)	40,000	42,557
Edison International, 3.75%, 9/15/17(4)	40,000	40,212
FirstEnergy Solutions Corp., 6.05%, 8/15/21(4)	80,000	86,189
Florida Power Corp., 6.35%, 9/15/37(4)	70,000	80,403
Southern California Edison Co., 5.625%, 2/1/36(4)	22,000	23,307
		333,294
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(4)	70,000	77,875
Jabil Circuit, Inc., 5.625%, 12/15/20(4)	20,000	19,700
		97,575

Shares/ Principal Amount	Value
ENERGY EQUIPMENT & SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16(4)	$30,000	$30,479
Transocean, Inc., 6.50%, 11/15/20(4)	30,000	33,585
Weatherford International Ltd., 9.625%, 3/1/19(4)	30,000	38,779
		102,843
FOOD & STAPLES RETAILING — 0.4%
CVS Caremark Corp., 6.60%, 3/15/19(4)	100,000	116,185
Kroger Co. (The), 6.40%, 8/15/17(4)	50,000	58,614
Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	138,000	153,861
Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	60,000	66,712
Wal-Mart Stores, Inc., 5.00%, 10/25/40(4)	50,000	47,252
Wal-Mart Stores, Inc., 5.625%, 4/15/41(4)	30,000	31,064
		473,688
FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(4)	50,000	54,583
Kraft Foods, Inc., 6.00%, 2/11/13(4)	20,000	21,570
Kraft Foods, Inc., 6.125%, 2/1/18(4)	30,000	34,543
Kraft Foods, Inc., 5.375%, 2/10/20(4)	50,000	54,721
Mead Johnson Nutrition Co., 3.50%, 11/1/14(4)	30,000	31,421
		196,838
GAS UTILITIES — 0.1%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	100,000	104,667
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(4)	40,000	46,909
Covidien International Finance SA, 1.875%, 6/15/13(4)	40,000	40,695
		87,604
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(4)	60,000	62,437
Express Scripts, Inc., 7.25%, 6/15/19(4)	90,000	107,753
Medco Health Solutions, Inc., 7.25%, 8/15/13(4)	60,000	66,823
WellPoint, Inc., 5.80%, 8/15/40(4)	10,000	10,192
		247,205
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald’s Corp., 5.35%, 3/1/18(4)	50,000	56,740
Wyndham Worldwide Corp., 6.00%, 12/1/16(4)	10,000	10,626
		67,366
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 8.00%, 5/1/16	50,000	54,500
Toll Brothers Finance Corp., 6.75%, 11/1/19(4)	30,000	31,072
		85,572
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
Exelon Generation Co. LLC, 5.20%, 10/1/19(4)	40,000	41,789
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(4)	42,000	44,589
General Electric Co., 5.25%, 12/6/17(4)	70,000	77,607
		122,196
INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	40,000	47,644
American International Group, Inc., 3.65%, 1/15/14	20,000	20,386
American International Group, Inc., 5.85%, 1/16/18(4)	70,000	73,409
American International Group, Inc., 8.25%, 8/15/18(4)	20,000	22,971
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(4)	30,000	30,584
CNA Financial Corp., 5.875%, 8/15/20(4)	20,000	20,818
CNA Financial Corp., 5.75%, 8/15/21	10,000	10,339
Genworth Financial, Inc., 7.20%, 2/15/21(4)	20,000	20,036
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(4)	50,000	51,568
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(4)	20,000	21,767
Lincoln National Corp., 6.25%, 2/15/20(4)	40,000	44,042
MetLife Global Funding I, 5.125%, 4/10/13(4)(5)	50,000	53,215
MetLife, Inc., 6.75%, 6/1/16(4)	60,000	69,879
New York Life Global Funding, 4.65%, 5/9/13(4)(5)	40,000	42,803
Prudential Financial, Inc., 7.375%, 6/15/19(4)	20,000	23,742

Shares/ Principal Amount	Value
Prudential Financial, Inc., 5.375%, 6/21/20(4)	$10,000	$10,547
Prudential Financial, Inc., 5.40%, 6/13/35(4)	80,000	73,522
Prudential Financial, Inc., 5.625%, 5/12/41(4)	10,000	9,280
		646,552
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(4)	20,000	18,681
Google, Inc., 2.125%, 5/19/16(4)	30,000	30,099
		48,780
MACHINERY — 0.1%
Danaher Corp., 3.90%, 6/23/21	30,000	29,921
Deere & Co., 5.375%, 10/16/29(4)	60,000	63,830
		93,751
MEDIA — 0.9%
CBS Corp., 4.30%, 2/15/21(4)	50,000	48,874
Comcast Corp., 5.90%, 3/15/16(4)	74,000	84,285
Comcast Corp., 5.70%, 5/15/18(4)	40,000	44,671
Comcast Corp., 6.40%, 5/15/38(4)	80,000	85,643
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(4)	50,000	54,754
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(4)	50,000	51,850
Discovery Communications LLC, 5.625%, 8/15/19(4)	10,000	11,063
Discovery Communications LLC, 4.375%, 6/15/21(4)	30,000	29,744
DISH DBS Corp., 6.75%, 6/1/21(4)(5)	30,000	30,900
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(4)	70,000	83,125
Lamar Media Corp., 9.75%, 4/1/14(4)	40,000	46,400
NBCUniversal Media LLC, 5.15%, 4/30/20(4)(5)	20,000	21,142
NBCUniversal Media LLC, 4.375%, 4/1/21(5)	60,000	59,448
News America, Inc., 6.90%, 8/15/39(4)	30,000	33,145
Omnicom Group, Inc., 4.45%, 8/15/20(4)	10,000	9,932
Time Warner Cable, Inc., 5.40%, 7/2/12(4)	60,000	62,732
Time Warner Cable, Inc., 6.75%, 7/1/18(4)	80,000	92,860
Time Warner, Inc., 7.70%, 5/1/32(4)	40,000	48,430
Virgin Media Secured Finance plc, 6.50%, 1/15/18(4)	120,000	132,150
Virgin Media Secured Finance plc, 5.25%, 1/15/21(4)(5)	20,000	21,324
		1,052,472
METALS & MINING — 0.4%
Anglo American Capital plc, 4.45%, 9/27/20(4)(5)	30,000	30,516
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(4)	45,000	44,357
ArcelorMittal, 9.85%, 6/1/19(4)	90,000	114,201
ArcelorMittal, 5.25%, 8/5/20(4)	30,000	29,696
ArcelorMittal, 5.50%, 3/1/21(4)	30,000	30,082
Barrick Finance LLC, 4.40%, 5/30/21(5)	30,000	29,899
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(4)	50,000	54,688
Newmont Mining Corp., 6.25%, 10/1/39(4)	40,000	41,661
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(4)	30,000	28,746
Teck Resources Ltd., 5.375%, 10/1/15(4)	20,000	22,150
Vale Overseas Ltd., 5.625%, 9/15/19(4)	75,000	80,372
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	19,978
		526,346
MULTILINE RETAIL(2)
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12(4)	52,000	53,445
MULTI-UTILITIES — 0.2%
CMS Energy Corp., 4.25%, 9/30/15	20,000	20,662
CMS Energy Corp., 8.75%, 6/15/19(4)	40,000	49,000
Pacific Gas & Electric Co., 5.80%, 3/1/37(4)	28,000	28,856
PG&E Corp., 5.75%, 4/1/14(4)	20,000	22,084
Sempra Energy, 8.90%, 11/15/13(4)	50,000	57,806
Sempra Energy, 6.50%, 6/1/16(4)	30,000	34,763
		213,171

Shares/ Principal Amount	Value
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(4)	$20,000	$21,538
Xerox Corp., 4.25%, 2/15/15(4)	70,000	74,567
		96,105
OIL, GAS & CONSUMABLE FUELS — 1.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36(4)	70,000	73,273
Apache Corp., 5.25%, 2/1/42(4)	20,000	19,776
BP Capital Markets plc, 3.20%, 3/11/16(4)	30,000	30,531
BP Capital Markets plc, 4.50%, 10/1/20(4)	30,000	30,631
Cenovus Energy, Inc., 4.50%, 9/15/14(4)	40,000	43,430
Chesapeake Energy Corp., 7.625%, 7/15/13(4)	20,000	21,900
ConocoPhillips, 5.75%, 2/1/19(4)	60,000	69,071
El Paso Corp., 7.25%, 6/1/18(4)	50,000	56,383
Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	30,000	34,426
Enbridge Energy Partners LP, 5.50%, 9/15/40(4)	30,000	28,560
Enterprise Products Operating LLC, 3.70%, 6/1/15(4)	20,000	20,978
Enterprise Products Operating LLC, 6.30%, 9/15/17(4)	110,000	126,260
Enterprise Products Operating LLC, 5.20%, 9/1/20(4)	20,000	21,113
Enterprise Products Operating LLC, 5.95%, 2/1/41(4)	30,000	29,899
EOG Resources, Inc., 5.625%, 6/1/19(4)	40,000	44,907
Hess Corp., 6.00%, 1/15/40(4)	30,000	31,157
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(4)	60,000	69,448
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(4)	40,000	41,672
Magellan Midstream Partners LP, 6.55%, 7/15/19(4)	40,000	46,519
Marathon Petroleum Corp., 3.50%, 3/1/16(4)(5)	30,000	30,772
Newfield Exploration Co., 6.875%, 2/1/20(4)	50,000	53,375
Peabody Energy Corp., 6.50%, 9/15/20(4)	20,000	21,600
Pemex Project Funding Master Trust, 6.625%, 6/15/35(4)	10,000	10,590
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(4)	30,000	32,133
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	40,000	41,245
Petroleos Mexicanos, 6.00%, 3/5/20(4)	40,000	44,100
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(4)	20,000	20,990
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(4)	60,000	75,553
Shell International Finance BV, 3.10%, 6/28/15(4)	30,000	31,369
Suncor Energy, Inc., 6.10%, 6/1/18(4)	46,000	52,363
Suncor Energy, Inc., 6.85%, 6/1/39(4)	10,000	11,330
Talisman Energy, Inc., 7.75%, 6/1/19(4)	60,000	73,193
Williams Partners LP, 4.125%, 11/15/20(4)	20,000	19,221
		1,357,768
PAPER & FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(4)(5)	60,000	61,219
International Paper Co., 9.375%, 5/15/19(4)	30,000	38,347
		99,566
PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40(4)	10,000	10,082
AstraZeneca plc, 5.40%, 9/15/12(4)	55,000	58,204
AstraZeneca plc, 5.90%, 9/15/17(4)	50,000	58,311
Pfizer, Inc., 7.20%, 3/15/39(4)	50,000	62,986
Sanofi, 4.00%, 3/29/21(4)	21,000	21,029
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(4)	120,000	130,394
		341,006
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Developers Diversified Realty Corp., 5.375%, 10/15/12(4)	20,000	20,592
Developers Diversified Realty Corp., 4.75%, 4/15/18(4)	50,000	49,333
HCP, Inc., 3.75%, 2/1/16(4)	20,000	20,350
HCP, Inc., 5.375%, 2/1/21	50,000	51,633
Kimco Realty Corp., 6.875%, 10/1/19(4)	20,000	23,263
ProLogis LP, 6.625%, 12/1/19(4)	40,000	43,605

Shares/ Principal Amount	Value
Simon Property Group LP, 5.10%, 6/15/15(4)	$50,000	$55,226
UDR, Inc., 4.25%, 6/1/18(4)	30,000	29,819
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(4)	35,000	34,675
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(4)	30,000	29,321
WEA Finance LLC, 4.625%, 5/10/21(4)(5)	50,000	48,584
		406,401
ROAD & RAIL(2)
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(4)	10,000	9,353
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(4)	75,000	84,241
Oracle Corp., 5.375%, 7/15/40(4)(5)	90,000	91,341
		175,582
SPECIALTY RETAIL(2)
Gap, Inc. (The), 5.95%, 4/12/21(4)	30,000	28,855
TEXTILES, APPAREL & LUXURY GOODS(2)
Hanesbrands, Inc., 6.375%, 12/15/20(4)	30,000	29,250
TOBACCO(2)
Altria Group, Inc., 10.20%, 2/6/39(4)	10,000	14,385
Philip Morris International, Inc., 4.125%, 5/17/21(4)	40,000	39,908
		54,293
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
America Movil SAB de CV, 5.00%, 10/16/19(4)	100,000	104,851
American Tower Corp., 4.625%, 4/1/15(4)	50,000	52,663
Rogers Communications, Inc., 6.25%, 6/15/13(4)	55,000	60,337
SBA Telecommunications, Inc., 8.25%, 8/15/19(4)	30,000	32,250
Vodafone Group plc, 5.625%, 2/27/17(4)	50,000	56,066
		306,167
TOTAL CORPORATE BONDS (Cost $12,180,689)		12,824,833
U.S. Treasury Securities — 8.1%
U.S. Treasury Bonds, 5.50%, 8/15/28(4)	20,000	23,737
U.S. Treasury Bonds, 5.25%, 2/15/29(4)	320,000	369,200
U.S. Treasury Bonds, 5.375%, 2/15/31(4)	240,000	281,250
U.S. Treasury Bonds, 4.75%, 2/15/37(4)	297,000	317,744
U.S. Treasury Bonds, 4.375%, 11/15/39(4)	610,000	610,476
U.S. Treasury Bonds, 4.375%, 5/15/41(4)	100,000	99,875
U.S. Treasury Notes, 1.375%, 11/15/12(4)	3,450,000	3,499,863
U.S. Treasury Notes, 1.375%, 5/15/13(4)	300,000	305,228
U.S. Treasury Notes, 2.375%, 8/31/14(4)	750,000	784,629
U.S. Treasury Notes, 1.25%, 9/30/15(4)	410,000	407,213
U.S. Treasury Notes, 2.00%, 4/30/16(4)	1,150,000	1,166,797
U.S. Treasury Notes, 2.625%, 4/30/18(4)	85,000	86,023
U.S. Treasury Notes, 2.625%, 8/15/20(4)	550,000	531,953
U.S. Treasury Notes, 3.625%, 2/15/21(4)	550,000	573,117
U.S. Treasury Notes, 3.125%, 5/15/21(4)	450,000	448,455
TOTAL U.S. TREASURY SECURITIES (Cost $9,331,728)		9,505,560
U.S. Government Agency Securities and Equivalents — 2.9%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.0%
FHLMC, 2.875%, 2/9/15(4)	900,000	948,203
FNMA, 1.00%, 9/23/13	700,000	705,833
FNMA, 5.00%, 2/13/17(4)	600,000	685,591
		2,339,627
GOVERNMENT-BACKED CORPORATE BONDS(6) — 0.9%
Ally Financial, Inc., 1.75%, 10/30/12(4)	500,000	508,589
Citigroup Funding, Inc., 1.875%, 11/15/12(4)	500,000	509,328
		1,017,917
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS (Cost $3,211,705)		3,357,544

Shares/ Principal Amount	Value
Commercial Mortgage-Backed Securities(3) — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(4)	$200,000	$202,146
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/11(4)	112,021	116,188
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.37%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(4)(5)	88,023	81,714
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 7/1/11(4)	50,000	50,259
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 7/1/11(4)	100,000	106,880
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 7/1/11(4)	225,000	243,475
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(4)	150,000	158,135
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(4)	125,000	133,299
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(4)	150,000	158,248
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(4)	100,000	106,026
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.50%, 7/11/11(4)	68,000	73,267
LB-UBS Commercial Mortgage Trust, Series 2004 C8, Class AJ, VRN, 4.86%, 7/11/11(4)	25,000	25,510
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(4)	24,001	24,020
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.84%, 7/15/40(4)	50,000	48,176
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 7/11/11(4)	100,000	103,336
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 7/11/11(4)	100,000	104,108
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.26%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(4)(5)	32,102	31,629
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(4)	79,464	80,408
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(4)	40,809	41,136
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(4)	67,594	68,186
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(4)	1,182	1,187
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(4)	100,000	104,072
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(4)	11,148	11,242
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(4)	50,000	51,343
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 7/1/11(4)	53,306	53,810
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/11(4)	200,000	205,638
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,375,563)		2,383,438

Shares/ Principal Amount	Value
Collateralized Mortgage Obligations(3) — 1.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	67,773	70,309
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	161,276	121,295
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(4)	46,414	46,793
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(4)	51,580	49,812
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.34%, 7/1/11(4)	64,481	62,408
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(4)	1,199	1,197
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(4)	67,834	65,964
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.76%, 7/1/11(4)	247,077	220,404
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(4)	73,008	76,246
PHHMC Mortgage Pass Through Certificates, Series 2007-6, Class A1, VRN, 6.14%, 7/1/11	82,845	86,609
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(4)	66,816	64,043
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(4)	90,866	95,843
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR14, Class A1, VRN, 5.36%, 7/1/11(4)	49,031	48,668
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR16, Class 4A6, VRN, 2.82%, 7/1/11(4)	34,632	34,115
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	65,864	66,314
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	89,025	83,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	100,000	97,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.08%, 7/1/11	63,910	63,170
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(4)	79,059	77,002
		1,431,603
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)	350,000	384,716
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,837,411)		1,816,319
Municipal Securities — 0.8%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(4)	15,000	18,007
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(4)	10,000	9,737
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(4)	30,000	34,025
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(4)	70,000	76,596
California GO, (Building Bonds), 7.30%, 10/1/39(4)	20,000	22,449
California GO, (Building Bonds), 7.60%, 11/1/40(4)	5,000	5,797
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(4)	40,000	39,362
Illinois GO, 5.88%, 3/1/19(4)	50,000	51,598
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	80,000	68,434

Shares/ Principal Amount	Value
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	30,000	30,844
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(4)	50,000	51,291
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(4)	20,000	20,156
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(4)	35,000	38,443
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(4)	40,000	41,162
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(4)	30,000	36,615
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(4)	30,000	35,154
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(4)	45,000	49,600
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(4)	30,000	29,114
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(4)	20,000	21,198
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(4)	50,000	52,525
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(4)	50,000	51,788
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(4)	35,000	32,655
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(4)	50,000	51,283
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(4)	40,000	41,742
Texas GO, (Building Bonds), 5.52%, 4/1/39(4)	20,000	21,199
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(4)	25,000	25,558
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(4)	40,000	39,878
TOTAL MUNICIPAL SECURITIES (Cost $963,584)		996,210
Sovereign Governments and Agencies — 0.7%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(4)	100,000	116,250
Brazilian Government International Bond, 5.625%, 1/7/41(4)	40,000	41,300
		157,550
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(4)	44,000	60,764
Province of Ontario Canada, 5.45%, 4/27/16(4)	40,000	45,862
		106,626
GERMANY — 0.2%
KfW, 4.125%, 10/15/14(4)	60,000	65,485
KfW, 2.00%, 6/1/16	60,000	60,019
		125,504
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(4)	60,000	61,112
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(4)	20,000	22,830
United Mexican States, 5.95%, 3/19/19(4)	120,000	138,300
United Mexican States, 5.125%, 1/15/20(4)	20,000	21,700
United Mexican States, 6.05%, 1/11/40(4)	10,000	10,690
		193,520
POLAND — 0.1%
Republic of Poland, 5.125%, 4/21/21(4)	115,000	119,169

Shares/ Principal Amount	Value
SOUTH KOREA(2)
Export-Import Bank of Korea, 3.75%, 10/20/16	$40,000	$40,527
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $752,861)		804,008
Temporary Cash Investments — 0.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares (Cost $801,952)	801,952	801,952
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $102,595,203)		118,179,375
OTHER ASSETS AND LIABILITIES — (0.3)%		(303,978)
TOTAL NET ASSETS — 100.0%		$117,875,397

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
10	U.S. Long Bond	September 2011	$1,230,313	$(6,116)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
31	U.S. Treasury 2-Year Notes	September 2011	$6,799,656	$(17,508)

Swap Agreements
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT – BUY PROTECTION
$1,300,000	Pay quarterly a fixed rate equal to 1.00% per annum	$(1,805)	$(5,249)

multiplied by the notional amount and receive from
Bank of America N.A. upon each default event of one
of the issues of CDX North America Investment Grade
16 Index, par value of the proportional notional amount.
Expires June 2016.

Notes to Schedule of Investments

CDX = Credit Derivative Indexes
Equivalent = Security whose principal payments are backed by the full faith and credit of the United States
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. — UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.

(2)	Category is less than 0.05% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,036,000.

(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $785,932, which represented 0.7% of total net assets.

(6)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $102,595,203)	$118,179,375
Receivable for investments sold	319,862
Receivable for capital shares sold	6,052
Receivable for variation margin on futures contracts	484
Dividends and interest receivable	414,873
118,920,646

Liabilities
Payable for investments purchased	885,101
Payable for variation margin on futures contracts	5,313
Payable for capital shares redeemed	63,482
Accrued management fees	86,104
Swap agreements, at value (including net premiums paid (received) of $(1,805))	5,249
1,045,249

Net Assets	$117,875,397

Class I Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	17,909,966

Net Asset Value Per Share	$6.58

Net Assets Consist of:
Capital (par value and paid-in surplus)	$110,280,688
Undistributed net investment income	12,703
Accumulated net realized loss	(7,975,098)
Net unrealized appreciation	15,557,104
$117,875,397

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $382)	$696,377
Interest (net of foreign taxes withheld of $98)	916,696
1,613,073

Expenses:
Management fees	528,507
Directors’ fees and expenses	2,816
531,323

Net investment income (loss)	1,081,750

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,321,590
Futures contract transactions	(32,370)
Swap agreement transactions	(3,080)
4,286,140

Change in net unrealized appreciation (depreciation) on:
Investments	909,419
Futures contracts	9,017
Swap agreements	(3,444)
914,992

Net realized and unrealized gain (loss)	5,201,132

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,282,882

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$1,081,750	$2,071,683
Net realized gain (loss)	4,286,140	10,225,282
Change in net unrealized appreciation (depreciation)	914,992	413,270
Net increase (decrease) in net assets resulting from operations	6,282,882	12,710,235

Distributions to Shareholders
From net investment income	(1,087,256)	(2,178,450)

Capital Share Transactions
Proceeds from shares sold	3,779,982	7,965,926
Proceeds from reinvestment of distributions	1,087,256	2,178,450
Payments for shares redeemed	(9,970,104)	(26,062,833)
Net increase (decrease) in net assets from capital share transactions	(5,102,866)	(15,918,457)

Net increase (decrease) in net assets	92,760	(5,386,672)

Net Assets
Beginning of period	117,782,637	123,169,309
End of period	$117,875,397	$117,782,637

Undistributed net investment income	$12,703	$18,209

Transactions in Shares of the Fund
Sold	583,576	1,349,025
Issued in reinvestment of distributions	167,555	362,856
Redeemed	(1,538,473)	(4,434,523)
Net increase (decrease) in shares of the fund	(787,342)	(2,722,642)

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income. The fund pursues its investment objective by investing approximately 60% of the fund’s assets in equity securities and the remaining assets in bonds and other fixed-income securities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2010, the fund had accumulated capital losses of $(10,610,423), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 0.90%. The effective annual management fee for the six months ended June 30, 2011 was 0.90%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2011 totaled $45,175,944, of which $9,643,863 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011 totaled $49,570,859 of which $10,683,633 represented U.S. Treasury and Government Agency obligations.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$103,889,141
Gross tax appreciation of investments	$14,888,183
Gross tax depreciation of investments	(597,949)
Net tax appreciation (depreciation) of investments	$14,290,234

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$71,169,391	—	—
U.S. Government Agency Mortgage-Backed Securities	—	$14,520,120	—
Corporate Bonds	—	12,824,833	—
U.S. Treasury Securities	—	9,505,560	—
U.S. Government Agency Securities and Equivalents	—	3,357,544	—
Commercial Mortgage-Backed Securities	—	2,383,438	—
Collateralized Mortgage Obligations	—	1,816,319	—
Municipal Securities	—	996,210	—
Sovereign Governments and Agencies	—	804,008	—
Temporary Cash Investments	801,952	—	—
Total Value of Investment Securities	$71,971,343	$46,208,032	—

Other Financial Instruments
Futures Contracts	$(23,624)	—	—
Swap Agreements	—	$(3,444)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(23,624)	$(3,444)	—

6. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund began investing in credit risk derivative instruments in March 2011. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume since March 2011.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments represent the fund’s volume during the period.

Value of Derivative Instruments as of June 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	—	Swap agreements	$5,249
Interest Rate Risk	Receivable for variation margin on futures contracts	$484	Payable for variation margin on futures contracts	5,313
		$484		$10,562

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(3,080)	Change in net unrealized appreciation (depreciation) on swap agreements	$(3,444)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(32,370)	Change in net unrealized appreciation (depreciation) on futures contracts	9,017
		$(35,450)		$5,573

Financial Highlights

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.30		$5.75	$5.28	$7.33	$7.53	$7.50
Income From Investment Operations
Net Investment Income (Loss)	0.06	(2)	0.11 (2)	0.11 (2)	0.15 (2)	0.15 (2)	0.16
Net Realized and Unrealized Gain (Loss)	0.28		0.55	0.64	(1.54)	0.19	0.51
Total From Investment Operations	0.34		0.66	0.75	(1.39)	0.34	0.67
Distributions
From Net Investment Income	(0.06)		(0.11)	(0.28)	(0.17)	(0.16)	(0.15)
From Net Realized Gains	—		—	—	(0.49)	(0.38)	(0.49)
Total Distributions	(0.06)		(0.11)	(0.28)	(0.66)	(0.54)	(0.64)
Net Asset Value, End of Period	$6.58		$6.30	$5.75	$5.28	$7.33	$7.53

Total Return(3)	5.42%		11.64%	15.48%	(20.33)%	4.94%	9.62%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.90	%(4)	0.91%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.84	%(4)	1.78%	2.11%	2.47%	2.08%	2.05%
Portfolio Turnover Rate	39%		75%	108%	157%	161%	191%
Net Assets, End of Period (in thousands)	$117,875		$117,783	$123,169	$120,732	$182,589	$197,802

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72441   1108

SEMIANNUAL REPORT                   JUNE 30, 2011

VP Capital Appreciation Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	17
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVCIX	8.63%	47.41%(2)	10.42%	6.52%	8.57%	11/20/87
Russell Midcap Growth Index	—	9.59%	43.25%	6.28%	5.52%	11.31%(3)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 11/30/87, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I 1.01%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2011
Top Ten Holdings	% of net assets
Netflix, Inc.	3.1%
National Oilwell Varco, Inc.	2.6%
BE Aerospace, Inc.	2.2%
SXC Health Solutions Corp.	2.1%
O’Reilly Automotive, Inc.	2.0%
Whole Foods Market, Inc.	2.0%
Albemarle Corp.	1.8%
Apple, Inc.	1.8%
Imax Corp.	1.7%
Fastenal Co.	1.6%

Top Five Industries	% of net assets
Machinery	6.0%
Software	5.9%
Specialty Retail	5.7%
Oil, Gas & Consumable Fuels	4.9%
Health Care Equipment & Supplies	4.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	88.5%
Foreign Common Stocks*	10.6%
Total Common Stocks	99.1%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.6%

*	Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 – 6/30/11	Annualized Expense Ratio*
Actual
Class I	$1,000	$1,086.30	$5.17	1.00%
Hypothetical
Class I	$1,000	$1,019.84	$5.01	1.00%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.1%
AEROSPACE & DEFENSE — 3.4%
BE Aerospace, Inc.(1)	207,396	$ 8,463,831
TransDigm Group, Inc.(1)	48,500	4,422,715
		12,886,546
AUTO COMPONENTS — 1.1%
BorgWarner, Inc.(1)	50,100	4,047,579
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	45,900	1,880,523
BEVERAGES — 0.7%
Hansen Natural Corp.(1)	35,200	2,849,440
BIOTECHNOLOGY — 2.2%
Alexion Pharmaceuticals, Inc.(1)	100,900	4,745,327
Grifols SA	97,100	1,948,383
Vertex Pharmaceuticals, Inc.(1)	36,100	1,876,839
		8,570,549
CAPITAL MARKETS — 1.8%
KKR & Co. LP	121,600	1,984,512
Lazard Ltd., Class A	78,000	2,893,800
Raymond James Financial, Inc.	57,700	1,855,055
		6,733,367
CHEMICALS — 2.6%
Airgas, Inc.	44,500	3,116,780
Albemarle Corp.	98,700	6,830,040
		9,946,820
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Stericycle, Inc.(1)	42,000	3,743,040
COMMUNICATIONS EQUIPMENT — 2.6%
Aruba Networks, Inc.(1)	76,900	2,272,395
F5 Networks, Inc.(1)	25,800	2,844,450
Polycom, Inc.(1)	72,500	4,661,750
		9,778,595
COMPUTERS & PERIPHERALS — 1.8%
Apple, Inc.(1)	20,243	6,794,968
CONSTRUCTION & ENGINEERING — 1.0%
Foster Wheeler AG(1)	41,100	1,248,618
KBR, Inc.	71,500	2,694,835
		3,943,453
CONSUMER FINANCE — 0.9%
Discover Financial Services	131,241	3,510,697
CONTAINERS & PACKAGING — 1.7%
Crown Holdings, Inc.(1)	94,700	3,676,254
Rock-Tenn Co., Class A	43,100	2,859,254
		6,535,508
DIVERSIFIED CONSUMER SERVICES — 1.0%
Weight Watchers International, Inc.	51,411	3,879,988
ELECTRICAL EQUIPMENT — 2.6%
Cooper Industries plc	55,100	3,287,817
Polypore International, Inc.(1)	51,152	3,470,152
Rockwell Automation, Inc.	36,300	3,149,388
		9,907,357
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
IPG Photonics Corp.(1)	26,000	1,890,460
Jabil Circuit, Inc.	196,600	3,971,320
		5,861,780
ENERGY EQUIPMENT & SERVICES — 4.2%
Atwood Oceanics, Inc.(1)	43,400	1,915,242
National Oilwell Varco, Inc.	126,800	9,917,028
Oil States International, Inc.(1)	49,900	3,987,509
		15,819,779
FOOD & STAPLES RETAILING — 2.9%
Costco Wholesale Corp.	44,100	3,582,684
Whole Foods Market, Inc.	117,500	7,455,375
		11,038,059
FOOD PRODUCTS — 2.0%
Green Mountain Coffee Roasters, Inc.(1)	22,600	2,017,276
J.M. Smucker Co. (The)	25,400	1,941,576
Mead Johnson Nutrition Co.	55,400	3,742,270
		7,701,122
GAS UTILITIES — 0.8%
National Fuel Gas Co.	39,700	2,890,160
HEALTH CARE EQUIPMENT & SUPPLIES — 4.7%
C.R. Bard, Inc.	45,200	4,965,672
Cooper Cos., Inc. (The)	37,900	3,003,196
MAKO Surgical Corp.(1)	63,600	1,890,828
Mettler-Toledo International, Inc.(1)	11,300	1,905,971
Sirona Dental Systems, Inc.(1)	35,400	1,879,740
Varian Medical Systems, Inc.(1)	62,400	4,369,248
		18,014,655
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Express Scripts, Inc.(1)	63,400	3,422,332
Omnicare, Inc.	60,500	1,929,345
		5,351,677

5

Shares	Value
HEALTH CARE TECHNOLOGY — 2.8%
Allscripts Healthcare Solutions, Inc.(1)	138,200	$ 2,683,844
SXC Health Solutions Corp.(1)	138,019	8,132,079
		10,815,923
HOTELS, RESTAURANTS & LEISURE — 3.3%
Arcos Dorados Holdings, Inc., Class A	88,107	1,858,177
Chipotle Mexican Grill, Inc.(1)	15,300	4,715,307
Panera Bread Co., Class A(1)	23,726	2,981,409
Royal Caribbean Cruises Ltd.(1)	78,300	2,947,212
		12,502,105
HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	64,900	2,631,046
INTERNET & CATALOG RETAIL — 4.4%
Netflix, Inc.(1)	44,900	11,794,781
priceline.com, Inc.(1)	9,730	4,981,079
		16,775,860
INTERNET SOFTWARE & SERVICES — 2.0%
Baidu, Inc. ADR(1)	28,600	4,007,718
LinkedIn Corp., Class A(1)	762	68,648
VeriSign, Inc.	101,100	3,382,806
		7,459,172
IT SERVICES — 3.9%
Alliance Data Systems Corp.(1)	44,500	4,186,115
Cognizant Technology Solutions Corp., Class A(1)	51,200	3,755,008
Teradata Corp.(1)	88,100	5,303,620
VeriFone Systems, Inc.(1)	36,600	1,623,210
		14,867,953
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.(1)	61,300	3,133,043
Illumina, Inc.(1)	59,500	4,471,425
		7,604,468
MACHINERY — 6.0%
AGCO Corp.(1)	77,700	3,835,272
Chart Industries, Inc.(1)	40,400	2,180,792
Cummins, Inc.	27,700	2,866,673
Graco, Inc.	46,800	2,370,888
Joy Global, Inc.	52,400	4,990,576
Titan International, Inc.	80,400	1,950,504
WABCO Holdings, Inc.(1)	68,200	4,709,892
		22,904,597
MEDIA — 2.3%
CBS Corp., Class B	19,600	558,404
Focus Media Holding Ltd. ADR(1)	58,500	1,819,350
Imax Corp.(1)	193,900	6,288,177
		8,665,931
METALS & MINING — 0.9%
Cliffs Natural Resources, Inc.	35,800	3,309,710
OIL, GAS & CONSUMABLE FUELS — 4.9%
Cabot Oil & Gas Corp.	45,700	3,030,367
Concho Resources, Inc.(1)	56,800	5,217,080
Linn Energy LLC	123,200	4,813,424
SandRidge Energy, Inc.(1)	507,900	5,414,214
		18,475,085
PHARMACEUTICALS — 0.7%
Shire plc ADR	29,400	2,769,774
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.4%
CB Richard Ellis Group, Inc., Class A(1)	219,800	5,519,178
ROAD & RAIL — 1.3%
J.B. Hunt Transport Services, Inc.	42,400	1,996,616
Kansas City Southern(1)	48,900	2,901,237
		4,897,853
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
ARM Holdings plc	230,400	2,179,023
Cavium, Inc.(1)	82,747	3,606,942
Cypress Semiconductor Corp.(1)	229,027	4,841,631
Veeco Instruments, Inc.(1)	20,700	1,002,087
		11,629,683
SOFTWARE — 5.9%
Check Point Software Technologies Ltd.(1)	55,600	3,160,860
Citrix Systems, Inc.(1)	62,536	5,002,880
CommVault Systems, Inc.(1)	32,700	1,453,515
Informatica Corp.(1)	57,700	3,371,411
NetSuite, Inc.(1)	57,100	2,238,320
salesforce.com, inc.(1)	31,100	4,633,278
Solera Holdings, Inc.	45,700	2,703,612
		22,563,876
SPECIALTY RETAIL — 5.7%
Abercrombie & Fitch Co., Class A	26,100	1,746,612
O’Reilly Automotive, Inc.(1)	115,400	7,559,854
PetSmart, Inc.	101,000	4,582,370
Ulta Salon Cosmetics & Fragrance, Inc.(1)	60,600	3,913,548
Williams-Sonoma, Inc.	101,900	3,718,331
		21,520,715

6

Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Fossil, Inc.(1)	39,300	$ 4,626,396
Lululemon Athletica, Inc.(1)	37,700	4,215,614
		8,842,010
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Fastenal Co.	167,200	6,017,528
WIRELESS TELECOMMUNICATION SERVICES — 1.5%
NII Holdings, Inc.(1)	67,600	2,864,888
SBA Communications Corp., Class A(1)	72,074	2,752,506
		5,617,394
TOTAL COMMON STOCKS(Cost $268,921,991)		377,075,523
Temporary Cash Investments — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	237,866	237,866
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $284,136), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $277,702)		277,702
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $236,118), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $231,419)		231,419
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $283,287), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $277,702)	277,702
TOTAL TEMPORARY CASH INVESTMENTS(Cost $1,024,689)	1,024,689
TOTAL INVESTMENT SECURITIES — 99.4%(Cost $269,946,680)	378,100,212
OTHER ASSETS AND LIABILITIES — 0.6%	2,171,952
TOTAL NET ASSETS — 100.0%	$380,272,164

Geographic Diversification
(as a % of net assets)
United States	88.5%
Canada	4.9%
People’s Republic of China	1.5%
Israel	0.8%
Bermuda	0.8%
Ireland	0.7%
United Kingdom	0.6%
Spain	0.5%
Argentina	0.5%
Switzerland	0.3%
Cash and Equivalents*	0.9%

*	Includes temporary cash investments and other assets and liabilities.

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
982,409	EUR for USD	UBS AG	7/29/11	$1,423,698	$(22,477)
1,016,064	GBP for USD	Bank of America	7/29/11	1,630,244	(8,169)
				$3,053,942	$(30,646)

(Value on Settlement Date $3,023,296)

Notes to Schedule of Investments

ADR = American Depositary Receipt

EUR = Euro

GBP = British Pound

USD = United States Dollar

(1)Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $269,946,680)	$378,100,212
Foreign currency holdings, at value (cost of $6,699)	6,699
Receivable for investments sold	4,768,511
Receivable for capital shares sold	282,933
Dividends and interest receivable	103,612
383,261,967

Liabilities
Payable for investments purchased	2,640,516
Payable for capital shares redeemed	20,416
Unrealized loss on forward foreign currency exchange contracts	30,646
Accrued management fees	298,225
2,989,803

Net Assets	$380,272,164

Class I Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	24,757,693

Net Asset Value Per Share	$15.36

Net Assets Consist of:
Capital (par value and paid-in surplus)	$255,013,696
Accumulated net investment loss	(551,237)
Undistributed net realized gain	17,686,601
Net unrealized appreciation	108,123,104
$380,272,164

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $473)	$1,295,238
Interest	1,877
1,297,115

Expenses:
Management fees	1,856,170
Directors’ fees and expenses	8,802
1,864,972

Net investment income (loss)	(567,857)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(387))	33,659,053
Foreign currency transactions	(57,265)
33,601,788

Change in net unrealized appreciation (depreciation) on:
Investments	(2,811,822)
Translation of assets and liabilities in foreign currencies	(13,693)
(2,825,515)

Net realized and unrealized gain (loss)	30,776,273

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,208,416

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$(567,857)	$(1,018,888)
Net realized gain (loss)	33,601,788	36,494,123
Change in net unrealized appreciation (depreciation)	(2,825,515)	47,941,875
Net increase (decrease) in net assets resulting from operations	30,208,416	83,417,110

Capital Share Transactions
Proceeds from shares sold	30,642,769	63,386,766
Payments for shares redeemed	(37,313,403)	(55,373,706)
Net increase (decrease) in net assets from capital share transactions	(6,670,634)	8,013,060

Net increase (decrease) in net assets	23,537,782	91,430,170

Net Assets
Beginning of period	356,734,382	265,304,212
End of period	$380,272,164	$356,734,382

Accumulated undistributed net investment income (loss)	$(551,237)	$16,620

Transactions in Shares of the Fund
Sold	2,069,260	5,207,439
Redeemed	(2,532,654)	(4,615,642)
Net increase (decrease) in shares of the fund	(463,394)	591,797

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing in equity securities of medium-sized and smaller companies that management believes will increase in value over time.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2010, the fund had accumulated capital losses of $(15,452,236), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

12

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00%. The effective annual management fee for the six months ended June 30, 2011 was 1.00%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011 were $204,539,278 and $210,148,109, respectively.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$270,384,116
Gross tax appreciation of investments	$109,518,051
Gross tax depreciation of investments	(1,801,955)
Net tax appreciation (depreciation) of investments	$107,716,096

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$336,553,950	—	—
Foreign Common Stocks	36,394,167	$4,127,406	—
Temporary Cash Investments	237,866	786,823	—
Total Value of Investment Securities	$373,185,983	$4,914,229	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(30,646)	—

14

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $30,646 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2011, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(55,038) in net realized gain (loss) on foreign currency transactions and $(14,026) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund concentrates its investments in common stocks of smaller companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

15

Financial Highlights

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010		2009		2008		2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$14.14		$10.77		$7.94		$15.98		$10.96	$9.35
Income From Investment Operations
Net Investment Income (Loss)	(0.02	)(2)	(0.04	)(2)	(0.02	)(2)	(0.05	)(2)	(0.07)	(0.04)
Net Realized and Unrealized Gain (Loss)	1.24		3.41		2.92		(6.96)		5.09	1.65
Total From Investment Operations	1.22		3.37		2.90		(7.01)		5.02	1.61
Distributions
From Net Investment Income	—		—		(0.07)		—		—	—
From Net Realized Gains	—		—		—		(1.03)		—	—
Total Distributions	—		—		(0.07)		(1.03)		—	—
Net Asset Value, End of Period	$15.36		$14.14		$10.77		$7.94		$15.98	$10.96

Total Return(3)	8.63%		31.29%		37.07%		(46.18)%		45.80%	17.22%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.00	%(4)	1.01%		1.00%		1.00%		1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.31	)%(4)	(0.35)%		(0.27)%		(0.39)%		(0.54)%	(0.37)%
Portfolio Turnover Rate	55%		117%		153%		166%		138%	218%
Net Assets, End of Period (in thousands)	$380,272		$356,734		$265,304		$269,681		$599,631	$339,885

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

16

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

17

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

18

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

19

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

20

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

21

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72445   1108

SEMIANNUAL REPORT               JUNE 30, 2011

VP Value Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	17
Approval of Management Agreement	20
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVPIX	3.96%	24.93%	2.48%	5.19%	7.72%	5/1/96
Russell 3000 Value Index	—	5.74%	29.13%	1.23%	4.25%	7.63%(2)	—
S&P 500 Index	—	6.02%	30.69%	2.94%	2.72%	6.63%(2)	—
Lipper Multi-Cap Value Funds Index	—	5.93%	29.78%	1.25%	3.73%	6.65%(2)	—
Class II	AVPVX	4.06%	24.69%	2.34%	—	4.93%	8/14/01
Class III	AVPTX	3.96%	24.93%	2.48%	—	5.23%	5/6/02

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 4/30/96, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
0.98%	1.13%	0.98%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2011
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	3.4%
Johnson & Johnson	3.3%
Total SA	3.1%
Pfizer, Inc.	2.8%
Chevron Corp.	2.7%
AT&T, Inc.	2.7%
General Electric Co.	2.7%
Northern Trust Corp.	2.5%
Procter & Gamble Co. (The)	2.5%
U.S. Bancorp.	2.0%

Top Five Industries	% of net assets
Oil, Gas & Consumable Fuels	11.4%
Pharmaceuticals	9.7%
Insurance	7.9%
Commercial Banks	5.3%
Capital Markets	5.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.0%
Foreign Common Stocks*	9.7%
Total Common Stocks	98.7%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.5%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 – 6/30/11	Annualized Expense Ratio*
Actual
Class I	$1,000	$1,039.60	$4.96	0.98%
Class II	$1,000	$1,040.60	$5.72	1.13%
Class III	$1,000	$1,039.60	$4.96	0.98%
Hypothetical
Class I	$1,000	$1,019.93	$4.91	0.98%
Class II	$1,000	$1,019.19	$5.66	1.13%
Class III	$1,000	$1,019.93	$4.91	0.98%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.7%
AEROSPACE & DEFENSE — 0.7%
Huntington Ingalls Industries, Inc.(1)	35,148	$ 1,212,606
Lockheed Martin Corp.	31,227	2,528,450
Raytheon Co.	42,226	2,104,966
		5,846,022
AIR FREIGHT & LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	27,127	1,978,372
AIRLINES — 0.5%
Southwest Airlines Co.	355,160	4,055,927
AUTOMOBILES — 1.9%
General Motors Co.(1)	131,956	4,006,184
Honda Motor Co. Ltd.	86,200	3,322,457
Toyota Motor Corp.	180,200	7,586,925
		14,915,566
BEVERAGES — 0.4%
Dr Pepper Snapple Group, Inc.	47,448	1,989,495
PepsiCo, Inc.	22,351	1,574,181
		3,563,676
CAPITAL MARKETS — 5.3%
Charles Schwab Corp. (The)	119,902	1,972,388
Franklin Resources, Inc.	18,464	2,424,139
Goldman Sachs Group, Inc. (The)	59,597	7,931,765
Morgan Stanley	125,050	2,877,400
Northern Trust Corp.	436,464	20,059,885
State Street Corp.	156,633	7,062,582
		42,328,159
COMMERCIAL BANKS — 5.3%
Comerica, Inc.	233,708	8,079,285
Commerce Bancshares, Inc.	95,638	4,112,434
PNC Financial Services Group, Inc.	65,425	3,899,984
U.S. Bancorp.	619,460	15,802,425
Wells Fargo & Co.	373,617	10,483,693
		42,377,821
COMMERCIAL SERVICES & SUPPLIES — 2.8%
Avery Dennison Corp.	53,740	2,075,976
Cintas Corp.	23,929	790,375
Republic Services, Inc.	477,435	14,728,870
Waste Management, Inc.	115,311	4,297,641
		21,892,862
COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	688,916	10,753,979
COMPUTERS & PERIPHERALS — 2.8%
Diebold, Inc.	181,760	5,636,378
Hewlett-Packard Co.	382,748	13,932,027
QLogic Corp.(1)	181,211	2,884,879
		22,453,284
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	9,904	792,023
CONTAINERS & PACKAGING — 0.6%
Bemis Co., Inc.	147,744	4,990,792
DIVERSIFIED FINANCIAL SERVICES — 4.9%
Bank of America Corp.	1,034,364	11,336,629
JPMorgan Chase & Co.	664,451	27,202,624
		38,539,253
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	674,540	21,187,302
CenturyLink, Inc.	62,591	2,530,554
TELUS Corp.	38,790	2,135,672
Verizon Communications, Inc.	75,143	2,797,574
		28,651,102
ELECTRIC UTILITIES — 2.8%
American Electric Power Co., Inc.	214,567	8,084,885
NV Energy, Inc.	120,141	1,844,164
Westar Energy, Inc.	463,653	12,476,902
		22,405,951
ELECTRICAL EQUIPMENT — 1.2%
Emerson Electric Co.	54,807	3,082,894
Hubbell, Inc., Class B	68,193	4,429,135
Thomas & Betts Corp.(1)	44,509	2,396,810
		9,908,839
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Molex, Inc.	114,229	2,943,681
FOOD & STAPLES RETAILING — 2.5%
CVS Caremark Corp.	241,214	9,064,822
Wal-Mart Stores, Inc.	202,794	10,776,473
		19,841,295
FOOD PRODUCTS — 3.9%
Campbell Soup Co.	58,038	2,005,213
ConAgra Foods, Inc.	229,183	5,915,213
General Mills, Inc.	31,042	1,155,383
Kellogg Co.	42,123	2,330,245
Kraft Foods, Inc., Class A	448,131	15,787,655
Unilever NV CVA	107,992	3,537,824
		30,731,533

5

Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Boston Scientific Corp.(1)	1,001,311	$ 6,919,059
CareFusion Corp.(1)	190,751	5,182,705
Medtronic, Inc.	122,316	4,712,835
Zimmer Holdings, Inc.(1)	130,676	8,258,723
		25,073,322
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	78,383	3,455,907
CIGNA Corp.	60,482	3,110,589
LifePoint Hospitals, Inc.(1)	52,073	2,035,013
Quest Diagnostics, Inc.	19,353	1,143,762
UnitedHealth Group, Inc.	147,743	7,620,584
		17,365,855
HOTELS, RESTAURANTS & LEISURE — 1.5%
International Game Technology	132,334	2,326,432
International Speedway Corp., Class A	205,602	5,841,153
Speedway Motorsports, Inc.	242,686	3,441,287
		11,608,872
HOUSEHOLD DURABLES — 1.0%
Toll Brothers, Inc.(1)	107,218	2,223,701
Whirlpool Corp.	73,636	5,988,080
		8,211,781
HOUSEHOLD PRODUCTS — 4.2%
Clorox Co.	39,987	2,696,723
Kimberly-Clark Corp.	168,314	11,202,980
Procter & Gamble Co. (The)	309,833	19,696,084
		33,595,787
INDUSTRIAL CONGLOMERATES — 4.4%
General Electric Co.	1,115,915	21,046,157
Koninklijke Philips Electronics NV	439,038	11,267,595
Tyco International Ltd.	52,421	2,591,170
		34,904,922
INSURANCE — 7.9%
ACE Ltd.	60,121	3,957,164
Allstate Corp. (The)	269,169	8,217,730
Aon Corp.	46,338	2,377,139
Berkshire Hathaway, Inc., Class A(1)	86	9,985,030
HCC Insurance Holdings, Inc.	148,126	4,665,969
Marsh & McLennan Cos., Inc.	375,469	11,710,878
MetLife, Inc.	100,972	4,429,642
Prudential Financial, Inc.	40,517	2,576,476
Transatlantic Holdings, Inc.	186,324	9,131,739
Travelers Cos., Inc. (The)	103,118	6,020,029
		63,071,796
METALS & MINING — 0.9%
Barrick Gold Corp.	47,617	2,156,574
Freeport-McMoRan Copper & Gold, Inc.	43,156	2,282,952
Newmont Mining Corp.	44,815	2,418,666
		6,858,192
MULTILINE RETAIL — 1.1%
Target Corp.	184,099	8,636,084
MULTI-UTILITIES — 2.1%
PG&E Corp.	216,868	9,114,962
Xcel Energy, Inc.	298,399	7,251,096
		16,366,058
OIL, GAS & CONSUMABLE FUELS — 11.4%
BP plc	301,882	2,224,265
BP plc ADR	18,984	840,801
Chevron Corp.	206,787	21,265,975
ConocoPhillips	99,826	7,505,917
EQT Corp.	117,844	6,189,167
Exxon Mobil Corp.	150,401	12,239,633
Imperial Oil Ltd.	159,430	7,425,575
Murphy Oil Corp.	75,247	4,940,718
Total SA	421,717	24,390,461
Ultra Petroleum Corp.(1)	46,292	2,120,174
Valero Energy Corp.	35,732	913,667
		90,056,353
PHARMACEUTICALS — 9.7%
Bristol-Myers Squibb Co.	246,788	7,146,981
Eli Lilly & Co.	155,187	5,824,168
Johnson & Johnson	398,697	26,521,324
Merck & Co., Inc.	430,544	15,193,898
Pfizer, Inc.	1,074,678	22,138,367
		76,824,738
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Annaly Capital Management, Inc.	92,234	1,663,901
Weyerhaeuser Co.	135,518	2,962,424
		4,626,325
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Applied Materials, Inc.	374,935	4,877,904
Intel Corp.	671,537	14,881,260
		19,759,164
SPECIALTY RETAIL — 2.9%
Lowe’s Cos., Inc.	593,436	13,832,993
Staples, Inc.	594,698	9,396,229
		23,229,222
THRIFTS & MORTGAGE FINANCE — 1.0%
Hudson City Bancorp., Inc.	972,592	7,965,528

6

Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc., Class B	145,538	$ 5,762,970
TOTAL COMMON STOCKS(Cost $716,152,124)		782,887,106
Temporary Cash Investments — 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	1,544,795	1,544,795
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $1,845,290), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,803,512)		1,803,512
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $1,533,446), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,502,926)		1,502,926
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $1,839,777), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $1,803,511)	1,803,511
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,654,744)	6,654,744
TOTAL INVESTMENT SECURITIES — 99.5%(Cost $722,806,868)	789,541,850
OTHER ASSETS AND LIABILITIES — 0.5%	3,891,497
TOTAL NET ASSETS — 100.0%	$793,433,347

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
10,712,311	CAD for USD	Bank of America	7/29/11	$11,100,726	$(255,013)
14,044,209	EUR for USD	UBS AG	7/29/11	20,352,728	(334,673)
1,402,740	GBP for USD	Bank of America	7/29/11	2,250,654	(10,865)
637,917,750	JPY for USD	Credit Suisse First Boston	7/29/11	7,924,898	(43,532)
				$41,629,006	$(644,083)

(Value on Settlement Date $40,984,923)

Notes to Schedule of Investments

ADR = American Depositary Receipt

CAD = Canadian Dollar

CVA = Certificaten Van Aandelen

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

USD = United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $722,806,868)	$789,541,850
Foreign currency holdings, at value (cost of $119,133)	119,143
Receivable for investments sold	8,524,725
Receivable for capital shares sold	6,439,051
Dividends and interest receivable	1,726,331
806,351,100

Liabilities
Payable for investments purchased	5,317,709
Payable for capital shares redeemed	6,278,948
Unrealized loss on forward foreign currency exchange contracts	644,083
Accrued management fees	593,153
Distribution fees payable	83,860
12,917,753

Net Assets	$793,433,347

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,174,686,214
Undistributed net investment income	163,633
Accumulated net realized loss	(447,508,455)
Net unrealized appreciation	66,091,955
$793,433,347

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$376,977,299	62,612,317	$6.02
Class II, $0.01 Par Value	$408,793,533	67,827,537	$6.03
Class III, $0.01 Par Value	$7,662,515	1,272,586	$6.02

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $189,247)	$10,848,205
Interest	8,079
10,856,284
Expenses:
Management fees	3,721,290
Distribution fees — Class II	522,345
Directors’ fees and expenses	29,255
4,272,890

Net investment income (loss)	6,583,394

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	48,804,482
Futures contract transactions	(77,119)
Foreign currency transactions	(1,880,227)
46,847,136

Change in net unrealized appreciation (depreciation) on:
Investments	(21,634,765)
Translation of assets and liabilities in foreign currencies	(194,887)
(21,829,652)

Net realized and unrealized gain (loss)	25,017,484

Net Increase (Decrease) in Net Assets Resulting from Operations	$31,600,878

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$6,583,394	$22,853,537
Net realized gain (loss)	46,847,136	89,172,398
Change in net unrealized appreciation (depreciation)	(21,829,652)	17,581,001
Net increase (decrease) in net assets resulting from operations	31,600,878	129,606,936

Distributions to Shareholders
From net investment income:
Class I	(4,420,457)	(12,210,520)
Class II	(4,648,486)	(9,009,199)
Class III	(93,137)	(143,522)
Decrease in net assets from distributions	(9,162,080)	(21,363,241)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(31,923,939)	(464,817,747)

Redemption Fees
Increase in net assets from redemption fees	43	3,796

Net increase (decrease) in net assets	(9,485,098)	(356,570,256)

Net Assets
Beginning of period	802,918,445	1,159,488,701
End of period	$793,433,347	$802,918,445

Undistributed net investment income	$163,633	$2,742,319

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing in equity securities of companies of all sizes that management believes to be undervalued at the time of purchase.

The fund is authorized to issue Class I, Class II and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

11

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

12

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2010, the fund had accumulated capital losses of $(459,830,430), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(239,785,091) and $(220,045,339) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Redemption — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and Class III and from 0.80% to 0.90% for Class II. The effective annual management fee for each class for the six months ended June 30, 2011 was 0.97%, 0.87% and 0.97% for Class I, Class II and Class III, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2011 are detailed in the Statement of Operations.

13

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011 were $265,297,199 and $294,973,914, respectively.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$754,525,448
Gross tax appreciation of investments	$ 76,289,124
Gross tax depreciation of investments	(41,272,722)
Net tax appreciation (depreciation) of investments	$ 35,016,402

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2011		Year ended December 31, 2010
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	650,000,000		650,000,000
Sold	5,998,520	$36,458,343	10,718,650	$58,378,637
Issued in reinvestment of distributions	735,381	4,420,457	2,229,670	12,210,520
Redeemed	(9,945,078)	(60,301,844)	(74,540,998)	(418,883,588)
	(3,211,177)	(19,423,044)	(61,592,678)	(348,294,431)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	3,103,105	18,749,802	5,755,002	31,208,735
Issued in reinvestment of distributions	772,760	4,648,486	1,633,801	9,009,199
Redeemed	(5,835,652)	(35,359,091)	(28,414,505)	(158,068,799)
	(1,959,787)	(11,960,803)	(21,025,702)	(117,850,865)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	136,484	832,546	898,747	4,936,667
Issued in reinvestment of distributions	15,492	93,137	25,859	143,522
Redeemed	(242,079)	(1,465,775)	(706,538)	(3,752,640)
	(90,103)	(540,092)	218,068	1,327,549
Net increase (decrease)	(5,261,067)	$(31,923,939)	(82,400,312)	$(464,817,747)

14

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$705,687,653	—	—
Foreign Common Stocks	9,545,709	$67,653,744	—
Temporary Cash Investments	1,544,795	5,109,949	—
Total Value of Investment Securities	$716,778,157	$72,763,693	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(644,083)	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund

15

may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of June 30, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	—	Unrealized loss on forward foreign currency exchange contracts	$644,083
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(77,119)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(1,891,978)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(195,207)
		$(1,969,097)		$(195,207)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

16

Financial Highlights

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.86		$5.28	$4.68	$7.47	$8.74	$8.20
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.12	0.11	0.14	0.13	0.13
Net Realized and Unrealized Gain (Loss)	0.18		0.58	0.75	(1.93)	(0.54)	1.26
Total From Investment Operations	0.23		0.70	0.86	(1.79)	(0.41)	1.39
Distributions
From Net Investment Income	(0.07)		(0.12)	(0.26)	(0.16)	(0.14)	(0.12)
From Net Realized Gains	—		—	—	(0.84)	(0.72)	(0.73)
Total Distributions	(0.07)		(0.12)	(0.26)	(1.00)	(0.86)	(0.85)
Net Asset Value, End of Period	$6.02		$5.86	$5.28	$4.68	$7.47	$8.74

Total Return(3)	3.96%		13.42%	19.86%	(26.78)%	(5.14)%	18.65%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.98	%(4)	0.98%	0.97%	0.95%	0.93%	0.93%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.71	%(4)	2.16%	2.31%	2.46%	1.65%	1.58%
Portfolio Turnover Rate	33%		69%	54%	111%	152%	132%
Net Assets, End of Period (in thousands)	$376,977		$385,638	$673,058	$797,196	$1,470,148	$1,971,620

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

17

Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.86		$5.29	$4.68	$7.46	$8.73	$8.19
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.11	0.10	0.14	0.12	0.12
Net Realized and Unrealized Gain (Loss)	0.19		0.57	0.76	(1.93)	(0.54)	1.25
Total From Investment Operations	0.24		0.68	0.86	(1.79)	(0.42)	1.37
Distributions
From Net Investment Income	(0.07)		(0.11)	(0.25)	(0.15)	(0.13)	(0.10)
From Net Realized Gains	—		—	—	(0.84)	(0.72)	(0.73)
Total Distributions	(0.07)		(0.11)	(0.25)	(0.99)	(0.85)	(0.83)
Net Asset Value, End of Period	$6.03		$5.86	$5.29	$4.68	$7.46	$8.73

Total Return(3)	4.06%		13.04%	19.72%	(26.80)%	(5.31)%	18.46%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.13	%(4)	1.13%	1.12%	1.10%	1.08%	1.08%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.56	%(4)	2.01%	2.16%	2.31%	1.50%	1.43%
Portfolio Turnover Rate	33%		69%	54%	111%	152%	132%
Net Assets, End of Period (in thousands)	$408,794		$409,296	$480,382	$442,933	$765,324	$840,512

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

18

Class III
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.86		$5.28	$4.68	$7.47	$8.74	$8.20
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.12	0.11	0.14	0.13	0.13
Net Realized and Unrealized Gain (Loss)	0.18		0.58	0.75	(1.93)	(0.54)	1.26
Total From Investment Operations	0.23		0.70	0.86	(1.79)	(0.41)	1.39
Distributions
From Net Investment Income	(0.07)		(0.12)	(0.26)	(0.16)	(0.14)	(0.12)
From Net Realized Gains	—		—	—	(0.84)	(0.72)	(0.73)
Total Distributions	(0.07)		(0.12)	(0.26)	(1.00)	(0.86)	(0.85)
Net Asset Value, End of Period	$6.02		$5.86	$5.28	$4.68	$7.47	$8.74

Total Return(3)	3.96%		13.42%	19.86%	(26.78)%	(5.14)%	18.65%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.98	%(4)	0.98%	0.97%	0.95%	0.93%	0.93%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.71	%(4)	2.16%	2.31%	2.46%	1.65%	1.58%
Portfolio Turnover Rate	33%		69%	54%	111%	152%	132%
Net Assets, End of Period (in thousands)	$7,663		$7,984	$6,049	$6,191	$10,381	$16,931

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

20

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different

21

time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

22

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

23

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72443   1108

SEMIANNUAL REPORT                      JUNE 30, 2011

VP VistaSM Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	Since Inception	Inception Date
Class I	AVSIX	7.47%	42.88%	3.65%	6.52%	10/5/01
Russell Midcap Growth Index	—	9.59%	43.25%	6.28%	9.25%(3)	—
Class II	APVTX	7.41%	42.62%	3.50%	6.31%	4/29/05

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 9/30/01, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.02%	1.17%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2011
Top Ten Holdings	% of net assets
Netflix, Inc.	2.7%
Whole Foods Market, Inc.	2.6%
National Oilwell Varco, Inc.	2.3%
SXC Health Solutions Corp.	2.3%
BE Aerospace, Inc.	2.2%
TransDigm Group, Inc.	1.7%
Albemarle Corp.	1.6%
priceline.com, Inc.	1.6%
Fossil, Inc.	1.4%
AGCO Corp.	1.4%

Top Five Industries	% of net assets
Machinery	6.2%
Software	5.6%
Health Care Equipment & Supplies	4.9%
Specialty Retail	4.9%
Semiconductors & Semiconductor Equipment	4.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	87.4%
Foreign Common Stocks*	10.9%
Total Common Stocks	98.3%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	1.0%

*	Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio*
Actual
Class I	$1,000	$1,074.70	$5.14	1.00%
Class II	$1,000	$1,074.10	$5.91	1.15%
Hypothetical
Class I	$1,000	$1,019.84	$5.01	1.00%
Class II	$1,000	$1,019.09	$5.76	1.15%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.3%
AEROSPACE & DEFENSE — 3.9%
BE Aerospace, Inc.(1)	20,438	$834,075
TransDigm Group, Inc.(1)	7,020	640,154
		1,474,229
AIRLINES — 0.5%
Alaska Air Group, Inc.(1)	2,707	185,321
AUTO COMPONENTS — 1.2%
BorgWarner, Inc.(1)	5,367	433,600
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	4,673	191,453
BIOTECHNOLOGY — 1.9%
Alexion Pharmaceuticals, Inc.(1)	10,801	507,971
Vertex Pharmaceuticals, Inc.(1)	3,801	197,614
		705,585
CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.(1)	2,250	228,262
American Capital Ltd.(1)	26,180	259,967
KKR & Co. LP	13,341	217,725
Lazard Ltd., Class A	987	36,618
Raymond James Financial, Inc.	5,371	172,678
		915,250
CHEMICALS — 2.2%
Albemarle Corp.	8,532	590,414
International Flavors & Fragrances, Inc.	3,820	245,397
		835,811
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Stericycle, Inc.(1)	4,828	430,271
COMMUNICATIONS EQUIPMENT — 1.3%
Aruba Networks, Inc.(1)	6,496	191,957
F5 Networks, Inc.(1)	1,861	205,175
Polycom, Inc.(1)	1,665	107,060
		504,192
CONSTRUCTION & ENGINEERING — 1.0%
Foster Wheeler AG(1)	5,701	173,196
KBR, Inc.	5,119	192,935
		366,131
CONSUMER FINANCE — 1.2%
Discover Financial Services	17,510	468,392
CONTAINERS & PACKAGING — 1.2%
Crown Holdings, Inc.(1)	11,654	452,408
DIVERSIFIED CONSUMER SERVICES — 0.7%
Weight Watchers International, Inc.	3,413	257,579
ELECTRICAL EQUIPMENT — 2.5%
Cooper Industries plc	3,953	235,875
Polypore International, Inc.(1)	5,565	377,530
Rockwell Automation, Inc.	3,952	342,876
		956,281
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
IPG Photonics Corp.(1)	2,637	191,736
Trimble Navigation Ltd.(1)	6,438	255,203
		446,939
ENERGY EQUIPMENT & SERVICES — 4.6%
Atwood Oceanics, Inc.(1)	4,790	211,383
CARBO Ceramics, Inc.	1,434	233,670
Core Laboratories NV	2,076	231,557
FMC Technologies, Inc.(1)	4,323	193,627
National Oilwell Varco, Inc.	10,898	852,333
		1,722,570
FOOD & STAPLES RETAILING — 2.6%
Whole Foods Market, Inc.	15,629	991,660
FOOD PRODUCTS — 1.9%
Green Mountain Coffee Roasters, Inc.(1)	2,385	212,885
J.M. Smucker Co. (The)	2,676	204,553
Mead Johnson Nutrition Co.	4,654	314,378
		731,816
HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
C.R. Bard, Inc.	4,266	468,663
Cooper Cos., Inc. (The)	3,658	289,860
Edwards Lifesciences Corp.(1)	2,089	182,119
Hologic, Inc.(1)	8,765	176,790
Mettler-Toledo International, Inc.(1)	2,423	408,687
Varian Medical Systems, Inc.(1)	4,828	338,057
		1,864,176
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Express Scripts, Inc.(1)	5,429	293,057
HEALTH CARE TECHNOLOGY — 2.3%
SXC Health Solutions Corp.(1)	14,388	847,741

5

Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.2%
Arcos Dorados Holdings, Inc., Class A	8,298	$175,005
Chipotle Mexican Grill, Inc.(1)	1,493	460,127
Panera Bread Co., Class A(1)	3,006	377,734
Starwood Hotels & Resorts Worldwide, Inc.	3,296	184,708
		1,197,574
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	9,889	400,900
INTERNET & CATALOG RETAIL — 4.3%
Netflix, Inc.(1)	3,936	1,033,948
priceline.com, Inc.(1)	1,144	585,648
		1,619,596
INTERNET SOFTWARE & SERVICES — 2.7%
Baidu, Inc. ADR(1)	2,672	374,428
MercadoLibre, Inc.	2,115	167,804
VeriSign, Inc.	13,729	459,372
		1,001,604
IT SERVICES — 3.8%
Alliance Data Systems Corp.(1)	4,246	399,421
Cognizant Technology Solutions Corp., Class A(1)	4,441	325,703
Teradata Corp.(1)	8,027	483,226
VeriFone Systems, Inc.(1)	4,983	220,996
		1,429,346
LIFE SCIENCES TOOLS & SERVICES — 2.7%
Agilent Technologies, Inc.(1)	5,157	263,574
Illumina, Inc.(1)	6,205	466,306
Waters Corp.(1)	3,174	303,879
		1,033,759
MACHINERY — 6.2%
AGCO Corp.(1)	10,646	525,487
Cummins, Inc.	2,734	282,942
Harsco Corp.	5,294	172,584
Joy Global, Inc.	5,274	502,296
Titan International, Inc.	10,180	246,967
Trinity Industries, Inc.	5,565	194,107
WABCO Holdings, Inc.(1)	5,992	413,807
		2,338,190
MEDIA — 2.8%
CBS Corp., Class B	15,978	455,213
Focus Media Holding Ltd. ADR(1)	6,205	192,976
Imax Corp.(1)	12,333	399,959
		1,048,148
METALS & MINING — 2.0%
Cliffs Natural Resources, Inc.	5,255	485,825
Walter Energy, Inc.	2,463	285,215
		771,040
MULTILINE RETAIL — 1.2%
Dollar Tree, Inc.(1)	6,845	456,014
OIL, GAS & CONSUMABLE FUELS — 4.4%
Brigham Exploration Co.(1)	13,419	401,631
Cabot Oil & Gas Corp.	2,848	188,851
Concho Resources, Inc.(1)	5,410	496,908
SandRidge Energy, Inc.(1)	37,115	395,646
Whiting Petroleum Corp.(1)	3,393	193,096
		1,676,132
PHARMACEUTICALS — 0.6%
Shire plc	7,543	235,475
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
CB Richard Ellis Group, Inc., Class A(1)	19,449	488,364
Jones Lang LaSalle, Inc.	3,413	321,846
		810,210
ROAD & RAIL — 0.9%
Kansas City Southern(1)	5,410	320,975
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Altera Corp.	6,147	284,913
ARM Holdings plc	50,552	478,099
Atmel Corp.(1)	14,485	203,804
Cavium, Inc.(1)	8,532	371,910
Cypress Semiconductor Corp.(1)	12,391	261,946
Veeco Instruments, Inc.(1)	3,355	162,415
		1,763,087
SOFTWARE — 5.6%
Ariba, Inc.(1)	5,701	196,513
Check Point Software Technologies Ltd.(1)	5,775	328,309
Citrix Systems, Inc.(1)	6,225	498,000
Informatica Corp.(1)	4,091	239,037
Qlik Technologies, Inc.(1)	5,895	200,784
salesforce.com, inc.(1)	2,869	427,424
Solera Holdings, Inc.	3,549	209,959
		2,100,026
SPECIALTY RETAIL — 4.9%
O’Reilly Automotive, Inc.(1)	6,845	448,416
PetSmart, Inc.	10,366	470,305
Ulta Salon Cosmetics & Fragrance, Inc.(1)	7,635	493,068
Williams-Sonoma, Inc.	12,081	440,836
		1,852,625

6

Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 2.6%
Fossil, Inc.(1)	4,537	$534,096
Lululemon Athletica, Inc.(1)	3,993	446,497
		980,593
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Fastenal Co.	10,946	393,946
WESCO International, Inc.(1)	4,441	240,214
		634,160
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
SBA Communications Corp., Class A(1)	8,299	316,939
TOTAL COMMON STOCKS(Cost $27,566,143)		37,060,855
Temporary Cash Investments — 0.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	62,028	62,028
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $74,094), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $72,416)		72,416
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $61,572), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $60,347)		60,347

Value
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $73,872), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $72,416)	$72,416
TOTAL TEMPORARY CASH INVESTMENTS (Cost $267,207)	267,207
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $27,833,350)	37,328,062
OTHER ASSETS AND LIABILITIES — 1.0%	383,147
TOTAL NET ASSETS — 100.0%	$37,711,209

Geographic Diversification
(as a % of net assets)
United States	87.4%
Canada	4.5%
People’s Republic of China	1.5%
United Kingdom	1.3%
Argentina	0.9%
Israel	0.9%
Ireland	0.6%
Netherlands	0.6%
Switzerland	0.5%
Bermuda	0.1%
Cash and Equivalents*	1.7%

*	Includes temporary cash investments and other assets and liabilities.

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
287,349	GBP for USD	Bank of America	7/29/11	$461,043	$(2,203)
(Value on Settlement Date $458,840)

Notes to Schedule of Investments

ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $27,833,350)	$37,328,062
Foreign currency holdings, at value (cost of $1,398)	1,398
Receivable for investments sold	129,480
Receivable for capital shares sold	367,415
Dividends and interest receivable	24,704
37,851,059

Liabilities
Payable for investments purchased	55,303
Payable for capital shares redeemed	52,740
Unrealized loss on forward foreign currency exchange contracts	2,203
Accrued management fees	29,540
Distribution fees payable	64
139,850

Net Assets	$37,711,209

Net Assets Consist of:
Capital (par value and paid-in surplus)	$37,850,750
Accumulated net investment loss	(74,724)
Accumulated net realized loss	(9,560,352)
Net unrealized appreciation	9,495,535
$37,711,209

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$37,383,252	2,129,340	$17.56
Class II, $0.01 Par Value	$327,957	18,851	$17.40

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $199)	$107,533
Interest	114
107,647
Expenses:
Management fees	188,128
Distribution fees — Class II	408
Directors’ fees and expenses	927
189,463

Net investment income (loss)	(81,816)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,528,421
Foreign currency transactions	(15,740)
3,512,681

Change in net unrealized appreciation (depreciation) on:
Investments	(693,660)
Translation of assets and liabilities in foreign currencies	6,320
(687,340)

Net realized and unrealized gain (loss)	2,825,341

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,743,525

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$(81,816)	$(137,923)
Net realized gain (loss)	3,512,681	4,602,973
Change in net unrealized appreciation (depreciation)	(687,340)	2,726,495
Net increase (decrease) in net assets resulting from operations	2,743,525	7,191,545

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(3,094,898)	(1,317,486)

Net increase (decrease) in net assets	(351,373)	5,874,059

Net Assets
Beginning of period	38,062,582	32,188,523
End of period	$37,711,209	$38,062,582

Accumulated undistributed net investment income (loss)	$(74,724)	$7,092

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing in medium-sized and smaller companies that management believes will increase in value over time.

The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in

11

accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

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The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2010, the fund had accumulated capital losses of $(13,002,218), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(203,824) and $(12,798,394) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011 were $19,356,643 and $22,547,394, respectively.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$27,909,488
Gross tax appreciation of investments	$9,722,673
Gross tax depreciation of investments	(304,099)
Net tax appreciation (depreciation) of investments	$9,418,574

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2011		Year ended December 31, 2010
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	230,932	$3,956,586	348,518	$5,062,750
Redeemed	(409,335)	(6,999,552)	(448,362)	(6,224,329)
	(178,403)	(3,042,966)	(99,844)	(1,161,579)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	3,459	60,308	21,112	279,570
Redeemed	(6,607)	(112,240)	(31,483)	(435,477)
	(3,148)	(51,932)	(10,371)	(155,907)
Net increase (decrease)	(181,551)	$(3,094,898)	(110,215)	$(1,317,486)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$32,973,191	—	—
Foreign Common Stocks	3,374,090	$713,574	—
Temporary Cash Investments	62,028	205,179	—
Total Value of Investment Securities	$36,409,309	$918,753	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(2,203)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $2,203 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2011, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(15,618) in net realized gain (loss) on foreign currency transactions and $4,927 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

15

Financial Highlights

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$16.34		$13.19	$10.77	$22.00	$15.74	$14.49
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.04)		(0.06)	(0.06)	(0.08)	(0.09)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.26		3.21	2.48	(10.30)	6.35	1.35
Total From Investment Operations	1.22		3.15	2.42	(10.38)	6.26	1.30
Distributions
From Net Realized Gains	—		—	—	(0.85)	—	(0.05)
Net Asset Value, End of Period	$17.56		$16.34	$13.19	$10.77	$22.00	$15.74

Total Return(3)	7.47%		23.88%	22.47%	(48.62)%	39.77%	9.01%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.00	%(4)	1.02%	1.00%	1.01%	1.01%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.43	)%(4)	(0.43)%	(0.48)%	(0.50)%	(0.51)%	(0.31)%
Portfolio Turnover Rate	51%		139%	196%	203%	147%	215%
Net Assets, End of Period (in thousands)	$37,383		$37,706	$31,764	$37,824	$104,126	$60,297

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

16

Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$16.20		$13.11	$10.71	$21.92	$15.71	$14.48
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.05)		(0.08)	(0.07)	(0.11)	(0.15)	(0.07)
Net Realized and Unrealized Gain (Loss)	1.25		3.17	2.47	(10.25)	6.36	1.35
Total From Investment Operations	1.20		3.09	2.40	(10.36)	6.21	1.28
Distributions
From Net Realized Gains	—		—	—	(0.85)	—	(0.05)
Net Asset Value, End of Period	$17.40		$16.20	$13.11	$10.71	$21.92	$15.71

Total Return(3)	7.41%		23.57%	22.41%	(48.71)%	39.53%	8.88%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.15	%(4)	1.17%	1.15%	1.16%	1.16%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.58	)%(4)	(0.58)%	(0.63)%	(0.65)%	(0.66)%	(0.46)%
Portfolio Turnover Rate	51%		139%	196%	203%	147%	215%
Net Assets, End of Period (in thousands)	$328		$356	$424	$13,094	$38,499	$2,988

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

18

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for

19

the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

20

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

21

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72447   1108

SEMIANNUAL REPORT                       JUNE 30, 2011

VP Mid Cap Value Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Class II	AVMTX	3.89%	26.09%	6.21%	8.71%	10/29/04
Russell Midcap Value Index	—	6.69%	34.28%	4.01%	7.58%	—
Class I	AVIPX	3.89%	26.19%	6.35%	7.73%	12/1/04

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.05%	1.20%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2011
Top Ten Holdings	% of net assets
Republic Services, Inc.	3.1%
Imperial Oil Ltd.	2.7%
Northern Trust Corp.	2.4%
Kimberly-Clark Corp.	2.2%
PG&E Corp.	2.0%
Koninklijke Philips Electronics NV	1.9%
Lowe’s Cos., Inc.	1.9%
Zimmer Holdings, Inc.	1.6%
CenturyLink, Inc.	1.6%
Thomas & Betts Corp.	1.6%

Top Five Industries	% of net assets
Insurance	11.3%
Oil, Gas & Consumable Fuels	6.5%
Electric Utilities	5.2%
Food Products	4.7%
Real Estate Investment Trusts (REITs)	4.6%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.3%
Foreign Common Stocks*	8.7%
Total Common Stocks	99.0%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	(0.3)%

*	Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11	Annualized Expense Ratio*
Actual
Class I	$1,000	$1,038.90	$5.11	1.01%
Class II	$1,000	$1,038.90	$5.86	1.16%
Hypothetical
Class I	$1,000	$1,019.79	$5.06	1.01%
Class II	$1,000	$1,019.04	$5.81	1.16%

*
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AEROSPACE & DEFENSE — 1.9%
Huntington Ingalls Industries, Inc.(1)	26,310	$907,695
ITT Corp.	51,370	3,027,234
		3,934,929
AIRLINES — 1.0%
Southwest Airlines Co.	169,550	1,936,261
BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	33,397	1,400,336
CAPITAL MARKETS — 4.0%
Franklin Resources, Inc.	14,880	1,953,595
Northern Trust Corp.	107,416	4,936,839
State Street Corp.	22,880	1,031,659
T. Rowe Price Group, Inc.	4,310	260,066
		8,182,159
CHEMICALS — 1.0%
Minerals Technologies, Inc.	18,956	1,256,593
Olin Corp.	32,800	743,248
		1,999,841
COMMERCIAL BANKS — 4.0%
BOK Financial Corp.	10,140	555,368
Comerica, Inc.	84,354	2,916,118
Commerce Bancshares, Inc.	52,142	2,242,106
Cullen/Frost Bankers, Inc.	10,960	623,076
SunTrust Banks, Inc.	46,530	1,200,474
Westamerica Bancorp.	10,940	538,795
		8,075,937
COMMERCIAL SERVICES & SUPPLIES — 4.5%
Cintas Corp.	43,140	1,424,914
Pitney Bowes, Inc.	28,240	649,238
Republic Services, Inc.	207,469	6,400,419
Waste Management, Inc.	21,475	800,373
		9,274,944
COMMUNICATIONS EQUIPMENT — 0.8%
Emulex Corp.(1)	122,580	1,054,188
Harris Corp.	11,800	531,708
		1,585,896
CONTAINERS & PACKAGING — 1.5%
Bemis Co., Inc.	91,003	3,074,081
DISTRIBUTORS — 0.2%
Genuine Parts Co.	9,003	489,763
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
CenturyLink, Inc.	79,902	3,230,438
Consolidated Communications Holdings, Inc.	6,718	130,598
TELUS Corp.	16,790	924,412
Windstream Corp.	71,790	930,398
		5,215,846
ELECTRIC UTILITIES — 5.2%
American Electric Power Co., Inc.	31,140	1,173,355
Empire District Electric Co. (The)	42,340	815,468
Great Plains Energy, Inc.	47,970	994,418
Northeast Utilities	43,477	1,529,086
NV Energy, Inc.	162,810	2,499,134
Portland General Electric Co.	28,639	723,994
Westar Energy, Inc.	108,155	2,910,451
		10,645,906
ELECTRICAL EQUIPMENT — 2.6%
Brady Corp., Class A	6,300	201,978
Hubbell, Inc., Class B	27,969	1,816,587
Thomas & Betts Corp.(1)	59,600	3,209,460
		5,228,025
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Molex, Inc., Class A	54,090	1,161,853
FOOD & STAPLES RETAILING — 2.7%
CVS Caremark Corp.	65,850	2,474,643
SYSCO Corp.	97,420	3,037,556
		5,512,199
FOOD PRODUCTS — 4.7%
Campbell Soup Co.	15,540	536,907
General Mills, Inc.	70,030	2,606,517
H.J. Heinz Co.	25,840	1,376,755
Kellogg Co.	52,060	2,879,959
Ralcorp Holdings, Inc.(1)	25,500	2,207,790
		9,607,928
GAS UTILITIES — 0.8%
AGL Resources, Inc.	39,970	1,627,179
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Boston Scientific Corp.(1)	276,331	1,909,447
CareFusion Corp.(1)	52,202	1,418,328
Hologic, Inc.(1)	25,170	507,679
Symmetry Medical, Inc.(1)	24,868	223,066
Zimmer Holdings, Inc.(1)	51,389	3,247,785
		7,306,305

5

Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.2%
CIGNA Corp.	26,100	$1,342,323
Humana, Inc.	7,850	632,239
LifePoint Hospitals, Inc.(1)	56,013	2,188,988
Patterson Cos., Inc.	55,690	1,831,644
Select Medical Holdings Corp.(1)	49,144	435,907
		6,431,101
HOTELS, RESTAURANTS & LEISURE — 1.8%
CEC Entertainment, Inc.	62,080	2,490,029
International Speedway Corp., Class A	28,294	803,832
Speedway Motorsports, Inc.	28,570	405,123
		3,698,984
HOUSEHOLD DURABLES — 1.1%
Whirlpool Corp.	28,360	2,306,235
HOUSEHOLD PRODUCTS — 3.4%
Clorox Co.	25,150	1,696,116
Energizer Holdings, Inc.(1)	10,310	746,032
Kimberly-Clark Corp.	68,597	4,565,816
		7,007,964
INDUSTRIAL CONGLOMERATES — 3.5%
Koninklijke Philips Electronics NV	151,810	3,896,095
Tyco International Ltd.	64,200	3,173,406
		7,069,501
INSURANCE — 11.3%
ACE Ltd.	32,200	2,119,404
Allstate Corp. (The)	73,610	2,247,313
Aon Corp.	35,830	1,838,079
Arthur J. Gallagher & Co.	37,500	1,070,250
Chubb Corp. (The)	26,378	1,651,527
HCC Insurance Holdings, Inc.	77,836	2,451,834
Marsh & McLennan Cos., Inc.	72,552	2,262,897
Primerica, Inc.	37,768	829,763
Symetra Financial Corp.	67,793	910,460
Torchmark Corp.	14,410	924,257
Transatlantic Holdings, Inc.	51,023	2,500,637
Travelers Cos., Inc. (The)	43,390	2,533,108
Unum Group	64,820	1,651,614
		22,991,143
IT SERVICES — 0.5%
Booz Allen Hamilton Holding Corp.(1)	53,439	1,021,219
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Mattel, Inc.	36,910	1,014,656
MACHINERY — 2.0%
Ingersoll-Rand plc	8,900	404,149
Kaydon Corp.	78,086	2,914,169
Stanley Black & Decker, Inc.	11,960	861,718
		4,180,036
MEDIA — 0.5%
Omnicom Group, Inc.	21,770	1,048,443
METALS & MINING — 1.0%
Newmont Mining Corp.	37,441	2,020,691
MULTILINE RETAIL — 1.0%
Target Corp.	42,300	1,984,293
MULTI-UTILITIES — 3.8%
Consolidated Edison, Inc.	26,830	1,428,429
PG&E Corp.	94,850	3,986,546
Wisconsin Energy Corp.	22,726	712,460
Xcel Energy, Inc.	66,733	1,621,612
		7,749,047
OIL, GAS & CONSUMABLE FUELS — 6.5%
EQT Corp.	53,143	2,791,071
Imperial Oil Ltd.	116,580	5,429,803
Murphy Oil Corp.	46,700	3,066,322
Spectra Energy Partners LP	31,927	1,015,917
Ultra Petroleum Corp.(1)	10,880	498,304
Williams Partners LP	9,340	506,041
		13,307,458
PHARMACEUTICALS — 0.2%
Eli Lilly & Co.	13,300	499,149
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.6%
Annaly Capital Management, Inc.	69,403	1,252,030
Capstead Mortgage Corp.	49,730	666,382
Government Properties Income Trust	117,374	3,171,446
National Health Investors, Inc.	14,960	664,673
Piedmont Office Realty Trust, Inc., Class A	122,598	2,499,773
Weyerhaeuser Co.	54,486	1,191,064
		9,445,368
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Applied Materials, Inc.	230,690	3,001,277
Teradyne, Inc.(1)	116,640	1,726,272
		4,727,549
SOFTWARE — 0.1%
Cadence Design Systems, Inc.(1)	9,590	101,270

6

Shares	Value
SPECIALTY RETAIL — 3.5%
Best Buy Co., Inc.	22,870	$718,347
Lowe’s Cos., Inc.	166,740	3,886,709
Staples, Inc.	164,700	2,602,260
		7,207,316
THRIFTS & MORTGAGE FINANCE — 3.7%
Capitol Federal Financial, Inc.	150,254	1,766,987
Hudson City Bancorp., Inc.	350,230	2,868,384
People’s United Financial, Inc.	219,177	2,945,739
		7,581,110
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beacon Roofing Supply, Inc.(1)	14,120	322,218
WIRELESS TELECOMMUNICATION SERVICES — 1.9%
American Tower Corp., Class A(1)	42,810	2,240,247
Rogers Communications, Inc., Class B	43,700	1,730,420
		3,970,667
TOTAL COMMON STOCKS(Cost $179,066,146)		201,944,806
Temporary Cash Investments — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	623,879	623,879
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $745,236), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $728,363)		728,363
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $619,295), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $606,970)		606,970
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $743,010), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $728,363)		728,363
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,687,575)		2,687,575
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $181,753,721)		204,632,381
OTHER ASSETS AND LIABILITIES — (0.3)%		(570,857)
TOTAL NET ASSETS — 100.0%		$204,061,524

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
6,520,114	CAD for USD	Bank of America	7/29/11	$6,756,526	$(152,633)
2,154,943	EUR for USD	UBS AG	7/29/11	3,122,922	(51,352)
				$9,879,448	$(203,985)
(Value on Settlement Date $9,675,463)

Notes to Schedule of Investments

CAD = Canadian Dollar
EUR = Euro
USD = United States Dollar

(1)Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $181,753,721)	$204,632,381
Receivable for investments sold	1,746,304
Receivable for capital shares sold	476,299
Dividends and interest receivable	562,636
207,417,620

Liabilities
Payable for investments purchased	2,714,402
Payable for capital shares redeemed	255,189
Unrealized loss on forward foreign currency exchange contracts	203,985
Accrued management fees	152,293
Distribution fees payable	30,227
3,356,096

Net Assets	$204,061,524

Net Assets Consist of:
Capital (par value and paid-in surplus)	$212,030,590
Undistributed net investment income	222,005
Accumulated net realized loss	(30,865,963)
Net unrealized appreciation	22,674,892
$204,061,524

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$53,936,334	3,792,711	$14.22
Class II, $0.01 Par Value	$150,125,190	10,550,734	$14.23

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $29,148)	$2,622,590
Interest	854
2,623,444
Expenses:
Management fees	910,988
Distribution fees — Class II	180,422
Directors’ fees and expenses	8,068
1,099,478

Net investment income (loss)	1,523,966

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	15,747,822
Foreign currency transactions	(83,483)
15,664,339

Change in net unrealized appreciation (depreciation) on:
Investments	(9,778,466)
Translation of assets and liabilities in foreign currencies	(176,159)
(9,954,625)

Net realized and unrealized gain (loss)	5,709,714

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,233,680

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$1,523,966	$3,925,500
Net realized gain (loss)	15,664,339	44,592,124
Change in net unrealized appreciation (depreciation)	(9,954,625)	(15,968,040)
Net increase (decrease) in net assets resulting from operations	7,233,680	32,549,584

Distributions to Shareholders
From net investment income:
Class I	(350,760)	(999,406)
Class II	(872,527)	(2,911,212)
From net realized gains:
Class I	(1,348,563)	—
Class II	(3,728,812)	—
Decrease in net assets from distributions	(6,300,662)	(3,910,618)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	14,579,614	(140,101,058)

Net increase (decrease) in net assets	15,512,632	(111,462,092)

Net Assets
Beginning of period	188,548,892	300,010,984
End of period	$204,061,524	$188,548,892

Accumulated undistributed net investment income (loss)	$222,005	$(78,674)

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing in equity securities of medium-sized market capitalization companies that management believes to be undervalued at the time of purchase.

The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may

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cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

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The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2010, the fund had accumulated capital losses of $(38,158,316), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. As a result of a shift in ownership of the fund, the current capital loss carryovers are limited to utilization of $5,451,188 annually. Any remaining accumulated gains after application of this limitation will be distributed to shareholders. Capital loss carryovers of $(1,554,527) and $(36,603,789) expire in 2016 and 2017, respectively.

The fund has elected to treat $(107,260) of net foreign currency losses incurred in the two-month period ended December 31, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.00% for Class I and 0.90% for Class II.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

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The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011 were $108,139,287 and $98,669,896, respectively.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$187,632,028
Gross tax appreciation of investments	$21,671,937
Gross tax depreciation of investments	(4,671,584)
Net tax appreciation (depreciation) of investments	$17,000,353

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2011		Year ended December 31, 2010
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	719,495	$10,400,858	1,565,763	$19,877,673
Issued in reinvestment of distributions	119,293	1,699,323	76,248	999,406
Redeemed	(601,366)	(8,664,314)	(1,281,687)	(16,097,294)
	237,422	3,435,867	360,324	4,779,785
Class II/Shares Authorized	150,000,000		150,000,000
Sold	1,560,398	22,543,219	4,525,333	57,894,444
Issued in reinvestment of distributions	322,760	4,601,339	222,035	2,911,212
Redeemed	(1,109,871)	(16,000,811)	(16,515,893)	(205,686,499)
	773,287	11,143,747	(11,768,525)	(144,880,843)
Net increase (decrease)	1,010,709	$14,579,614	(11,408,201)	$(140,101,058)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$184,267,117	—	—
Foreign Common Stocks	5,696,959	$11,980,730	—
Temporary Cash Investments	623,879	2,063,696	—
Total Value of Investment Securities	$190,587,955	$14,044,426	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(203,985)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $203,985 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2011, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(96,653) in net realized gain (loss) on foreign currency transactions and $(176,199) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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Financial Highlights

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$14.14		$12.12	$9.78	$12.94	$13.49	$11.70
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12		0.28	0.19	0.23	0.18	0.19
Net Realized and Unrealized Gain (Loss)	0.42		2.03	2.55	(3.38)	(0.48)	2.16
Total From Investment Operations	0.54		2.31	2.74	(3.15)	(0.30)	2.35
Distributions
From Net Investment Income	(0.09)		(0.29)	(0.40)	(0.01)	(0.10)	(0.08)
From Net Realized Gains	(0.37)		—	—	—	(0.15)	(0.48)
Total Distributions	(0.46)		(0.29)	(0.40)	(0.01)	(0.25)	(0.56)
Net Asset Value, End of Period	$14.22		$14.14	$12.12	$9.78	$12.94	$13.49

Total Return(3)	3.89%		19.25%	29.94%	(24.35)%	(2.31)%	20.30%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.01	%(4)	1.04%	1.01%	1.01%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.66	%(4)	1.90%	1.91%	1.88%	1.33%	1.50%
Portfolio Turnover Rate	50%		142%	172%	222%	195%	203%
Net Assets, End of Period (in thousands)	$53,936		$50,257	$38,722	$32,801	$40,056	$30,201

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

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Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$14.14		$12.13	$9.77	$12.95	$13.49	$11.69
Income From Investment Operations
Net Investment Income (Loss)(2)	0.11		0.21	0.18	0.20	0.16	0.16
Net Realized and Unrealized Gain (Loss)	0.43		2.07	2.56	(3.37)	(0.48)	2.18
Total From Investment Operations	0.54		2.28	2.74	(3.17)	(0.32)	2.34
Distributions
From Net Investment Income	(0.08)		(0.27)	(0.38)	(0.01)	(0.07)	(0.06)
From Net Realized Gains	(0.37)		—	—	—	(0.15)	(0.48)
Total Distributions	(0.45)		(0.27)	(0.38)	(0.01)	(0.22)	(0.54)
Net Asset Value, End of Period	$14.23		$14.14	$12.13	$9.77	$12.95	$13.49

Total Return(3)	3.89%		18.98%	29.80%	(24.51)%	(2.43)%	20.23%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.16	%(4)	1.19%	1.16%	1.16%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.51	%(4)	1.75%	1.76%	1.73%	1.18%	1.35%
Portfolio Turnover Rate	50%		142%	172%	222%	195%	203%
Net Assets, End of Period (in thousands)	$150,125		$138,292	$261,289	$231,954	$314,998	$21,470

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for

19

the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

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Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

21

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72450   1108

SEMIANNUAL REPORT              JUNE 30, 2011

VP Ultra® Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	17
Approval of Management Agreement	20
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Class I	AVPUX	7.14%	35.99%	4.05%	1.65%	1.74%	5/1/01
Russell 1000 Growth Index	—	6.83%	35.01%	5.33%	2.24%	1.82%(3)	—
S&P 500 Index	—	6.02%	30.69%	2.94%	2.72%	2.49%(3)	—
Class II	AVPSX	7.11%	35.79%	3.90%	—	2.76%	5/1/02
Class III	AVUTX	7.15%	36.04%	4.05%	—	3.01%	5/13/02

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 4/30/01, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
1.02%	1.17%	1.02%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2011
Top Ten Holdings	% of net assets
Apple, Inc.	6.2%
Google, Inc., Class A	3.6%
Amazon.com, Inc.	2.8%
Exxon Mobil Corp.	2.6%
Schlumberger Ltd.	2.5%
Gilead Sciences, Inc.	2.3%
QUALCOMM, Inc.	2.2%
Express Scripts, Inc.	2.2%
McDonald’s Corp.	2.1%
Philip Morris International, Inc.	2.1%

Top Five Industries	% of net assets
Computers & Peripherals	7.8%
Oil, Gas & Consumable Fuels	6.7%
Software	6.5%
Machinery	6.1%
Electrical Equipment	5.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	91.0%
Foreign Common Stocks*	8.5%
Total Common Stocks	99.5%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.2%

*	Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 – 6/30/11	Annualized Expense Ratio*
Actual
Class I	$1,000	$1,071.40	$5.19	1.01%
Class II	$1,000	$1,071.10	$5.96	1.16%
Class III	$1,000	$1,071.50	$5.19	1.01%
Hypothetical
Class I	$1,000	$1,019.79	$5.06	1.01%
Class II	$1,000	$1,019.04	$5.81	1.16%
Class III	$1,000	$1,019.79	$5.06	1.01%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.5%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	59,050	$ 4,400,406
AUTO COMPONENTS — 0.5%
Gentex Corp.	41,320	1,249,103
BEVERAGES — 1.0%
Coca-Cola Co. (The)	36,500	2,456,085
BIOTECHNOLOGY — 3.9%
Alexion Pharmaceuticals, Inc.(1)	25,860	1,216,196
Celgene Corp.(1)	45,920	2,769,894
Gilead Sciences, Inc.(1)	135,590	5,614,782
		9,600,872
CAPITAL MARKETS — 0.5%
Charles Schwab Corp. (The)	75,240	1,237,698
CHEMICALS — 4.2%
Monsanto Co.	59,920	4,346,597
Nalco Holding Co.	77,480	2,154,719
Potash Corp. of Saskatchewan, Inc.	52,010	2,964,050
RPM International, Inc.	42,460	977,429
		10,442,795
COMMUNICATIONS EQUIPMENT — 2.7%
Cisco Systems, Inc.	78,680	1,228,195
QUALCOMM, Inc.	96,510	5,480,803
		6,708,998
COMPUTERS & PERIPHERALS — 7.8%
Apple, Inc.(1)	45,830	15,383,756
EMC Corp.(1)	146,970	4,049,023
		19,432,779
CONSUMER FINANCE — 1.0%
American Express Co.	50,350	2,603,095
DIVERSIFIED FINANCIAL SERVICES — 2.1%
CME Group, Inc.	10,190	2,971,302
JPMorgan Chase & Co.	57,530	2,355,278
		5,326,580
ELECTRICAL EQUIPMENT — 5.7%
ABB Ltd.(1)	67,350	1,746,475
ABB Ltd. ADR(1)	91,670	2,378,837
Cooper Industries plc	49,720	2,966,792
Emerson Electric Co.	84,970	4,779,563
Polypore International, Inc.(1)	32,930	2,233,971
		14,105,638
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Dolby Laboratories, Inc., Class A(1)	28,770	1,221,574
ENERGY EQUIPMENT & SERVICES — 3.7%
Cameron International Corp.(1)	41,380	2,081,000
Core Laboratories NV	8,250	920,205
Schlumberger Ltd.	72,910	6,299,424
		9,300,629
FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	61,510	4,997,072
FOOD PRODUCTS — 2.8%
Hershey Co. (The)	38,120	2,167,122
Mead Johnson Nutrition Co.	28,120	1,899,506
Nestle SA	46,290	2,876,889
		6,943,517
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
HeartWare International, Inc.(1)	4,690	347,435
Intuitive Surgical, Inc.(1)	10,550	3,925,761
St. Jude Medical, Inc.	20,350	970,288
Varian Medical Systems, Inc.(1)	26,110	1,828,222
		7,071,706
HEALTH CARE PROVIDERS & SERVICES — 3.8%
Express Scripts, Inc.(1)	101,300	5,468,174
Medco Health Solutions, Inc.(1)	6,745	381,227
UnitedHealth Group, Inc.	69,150	3,566,757
		9,416,158
HOTELS, RESTAURANTS & LEISURE — 3.8%
Chipotle Mexican Grill, Inc.(1)	4,370	1,346,790
McDonald’s Corp.	62,970	5,309,631
Starbucks Corp.	69,970	2,763,115
		9,419,536
INSURANCE — 1.4%
MetLife, Inc.	78,240	3,432,389
INTERNET & CATALOG RETAIL — 4.2%
Amazon.com, Inc.(1)	33,570	6,864,729
Netflix, Inc.(1)	14,060	3,693,422
		10,558,151
INTERNET SOFTWARE & SERVICES — 5.6%
Baidu, Inc. ADR(1)	20,936	2,933,762
Google, Inc., Class A(1)	17,890	9,059,138
Tencent Holdings Ltd.	70,400	1,930,776
		13,923,676
IT SERVICES — 2.0%
MasterCard, Inc., Class A	11,550	3,480,477
Teradata Corp.(1)	24,310	1,463,462
		4,943,939

5

Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Hasbro, Inc.	55,620	$ 2,443,387
MACHINERY — 6.1%
Cummins, Inc.	22,050	2,281,955
Donaldson Co., Inc.	19,680	1,194,182
Joy Global, Inc.	47,910	4,562,948
Parker-Hannifin Corp.	40,730	3,655,110
WABCO Holdings, Inc.(1)	34,290	2,368,068
Wabtec Corp.	17,040	1,119,869
		15,182,132
METALS & MINING — 2.0%
BHP Billiton Ltd. ADR	18,360	1,737,407
Freeport-McMoRan Copper & Gold, Inc.	62,600	3,311,540
		5,048,947
MULTILINE RETAIL(2)
Kohl’s Corp.	2,370	118,524
OIL, GAS & CONSUMABLE FUELS — 6.7%
EOG Resources, Inc.	23,140	2,419,287
Exxon Mobil Corp.	79,000	6,429,020
Newfield Exploration Co.(1)	36,840	2,505,857
Occidental Petroleum Corp.	40,260	4,188,650
Southwestern Energy Co.(1)	24,350	1,044,128
		16,586,942
PERSONAL PRODUCTS — 0.9%
Estee Lauder Cos., Inc. (The), Class A	20,500	2,156,395
PHARMACEUTICALS — 1.5%
Teva Pharmaceutical Industries Ltd. ADR	79,550	3,835,901
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Altera Corp.	72,850	3,376,597
Linear Technology Corp.	93,030	3,071,851
Microchip Technology, Inc.	66,010	2,502,439
		8,950,887
SOFTWARE — 6.5%
Adobe Systems, Inc.(1)	74,870	2,354,662
Electronic Arts, Inc.(1)	159,720	3,769,392
Microsoft Corp.	49,420	1,284,920
NetSuite, Inc.(1)	19,180	751,856
Oracle Corp.	155,550	5,119,150
salesforce.com, inc.(1)	4,060	604,859
VMware, Inc., Class A(1)	22,370	2,242,145
		16,126,984
SPECIALTY RETAIL — 3.9%
O’Reilly Automotive, Inc.(1)	29,220	1,914,202
Tiffany & Co.	55,350	4,346,082
TJX Cos., Inc. (The)	66,730	3,505,327
		9,765,611
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
NIKE, Inc., Class B	38,170	3,434,536
TOBACCO — 2.1%
Philip Morris International, Inc.	79,510	5,308,883
TOTAL COMMON STOCKS(Cost $149,759,495)		247,751,525
Temporary Cash Investments — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	150,292	150,292
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $179,527), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $175,462)		175,462
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $149,188), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $146,218)		146,218
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $178,990), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $175,462)		175,462
TOTAL TEMPORARY CASH INVESTMENTS (Cost $647,434)		647,434
TOTAL INVESTMENT SECURITIES — 99.8%(Cost $150,406,929)		248,398,959
OTHER ASSETS AND LIABILITIES — 0.2%		460,076
TOTAL NET ASSETS — 100.0%		$248,859,035

6

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
3,035,494	CHF for USD	Credit Suisse First Boston	7/29/11	$3,610,803	$22,996

(Value on Settlement Date $3,633,799)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CHF = Swiss Franc
USD = United States Dollar

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $150,406,929)	$248,398,959
Foreign currency holdings, at value (cost of $113,937)	119,247
Receivable for investments sold	743,970
Receivable for capital shares sold	105,634
Unrealized gain on forward foreign currency exchange contracts	22,996
Dividends and interest receivable	243,052
249,633,858

Liabilities
Payable for capital shares redeemed	549,557
Accrued management fees	182,163
Distribution fees payable	43,103
774,823

Net Assets	$248,859,035

Net Assets Consist of:
Capital (par value and paid-in surplus)	$210,508,233
Undistributed net investment income	125,310
Accumulated net realized loss	(59,804,535)
Net unrealized appreciation	98,030,027
$248,859,035

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$33,109,726	3,293,224	$10.05
Class II, $0.01 Par Value	$215,127,219	21,637,761	$9.94
Class III, $0.01 Par Value	$622,090	61,936	$10.04

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $15,783)	$1,509,648
Interest	239
1,509,887

Expenses:
Management fees	1,137,014
Distribution fees — Class II	268,717
Directors’ fees and expenses	11,217
1,416,948

Net investment income (loss)	92,939

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,585,220
Foreign currency transactions	(450,141)
8,135,079

Change in net unrealized appreciation (depreciation) on:
Investments	9,076,369
Translation of assets and liabilities in foreign currencies	87,202
9,163,571

Net realized and unrealized gain (loss)	17,298,650

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,391,589

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$92,939	$209,984
Net realized gain (loss)	8,135,079	11,421,966
Change in net unrealized appreciation (depreciation)	9,163,571	24,651,701
Net increase (decrease) in net assets resulting from operations	17,391,589	36,283,651

Distributions to Shareholders
From net investment income:
Class I	—	(160,050)
Class II	—	(738,744)
Class III	—	(4,380)
Decrease in net assets from distributions	—	(903,174)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(18,466,309)	(33,985,057)

Net increase (decrease) in net assets	(1,074,720)	1,395,420

Net Assets
Beginning of period	249,933,755	248,538,335
End of period	$248,859,035	$249,933,755

Undistributed net investment income	$125,310	$32,371

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2011 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of larger-sized companies that management believes will increase in value over time.

The fund is authorized to issue Class I, Class II and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

11

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

12

As of December 31, 2010, the fund had accumulated capital losses of $(61,244,699), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(27,763,530) and $(33,481,169) expire in 2016 and 2017, respectively.

The fund has elected to treat $(21,848) of net foreign currency losses incurred in the two-month period ended December 31, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and Class III and from 0.80% to 0.90% for Class II. The effective annual management fee for each class for the six months ended June 30, 2011 was 1.00%, 0.90% and 1.00% for Class I, Class II and Class III, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

13

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The services provided to the fund by JPMIM, JPMIS and JPMCB terminated on July 31, 2011.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011 were $15,873,226 and $37,634,873, respectively.

As of June 30, 2011, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

Federal tax cost of investments	$156,240,537
Gross tax appreciation of investments	$92,594,477
Gross tax depreciation of investments	(436,055)
Net tax appreciation (depreciation) of investments	$92,158,422

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2011		Year ended December 31, 2010
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	202,606	$1,993,769	616,487	$5,113,680
Issued in reinvestment of distributions	—	—	18,830	160,050
Redeemed	(479,093)	(4,693,795)	(927,410)	(7,655,171)
	(276,487)	(2,700,026)	(292,093)	(2,381,441)
Class II/Shares Authorized	150,000,000		150,000,000
Sold	835,086	8,101,321	2,380,342	19,136,436
Issued in reinvestment of distributions	—	—	87,737	738,744
Redeemed	(2,429,002)	(23,561,528)	(6,137,629)	(51,325,569)
	(1,593,916)	(15,460,207)	(3,669,550)	(31,450,389)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	2,729	26,252	19,824	180,187
Issued in reinvestment of distributions	—	—	516	4,380
Redeemed	(34,151)	(332,328)	(41,643)	(337,794)
	(31,422)	(306,076)	(21,303)	(153,227)
Net increase (decrease)	(1,901,825)	$(18,466,309)	(3,982,946)	$(33,985,057)

14

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$226,427,223	—	—
Foreign Common Stocks	14,770,162	$6,554,140	—
Temporary Cash Investments	150,292	497,142	—
Total Value of Investment Securities	$241,347,677	$7,051,282	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$22,996	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The risk of loss from non-performance by the counterparty may be reduced by the use of master netting agreements. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

15

The value of foreign currency risk derivative instruments as of June 30, 2011, is disclosed on the Statement of Assets and Liabilities as an asset of $22,996 in unrealized gain on forward foreign currency exchange contracts. For the six months ended June 30, 2011, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(450,644) in net realized gain (loss) on foreign currency transactions and $77,215 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

16

Financial Highlights

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.38		$8.12	$6.06	$12.15	$10.04	$10.38
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01		0.02	0.04	0.03	0.05	(0.01)
Net Realized and Unrealized Gain (Loss)	0.66		1.28	2.04	(4.57)	2.06	(0.33)
Total From Investment Operations	0.67		1.30	2.08	(4.54)	2.11	(0.34)
Distributions
From Net Investment Income	—		(0.04)	(0.02)	—	—	—
From Net Realized Gains	—		—	—	(1.55)	—	—
Total Distributions	—		(0.04)	(0.02)	(1.55)	—	—
Net Asset Value, End of Period	$10.05		$9.38	$8.12	$6.06	$12.15	$10.04

Total Return(3)	7.14%		16.08%	34.48%	(41.48)%	21.02%	(3.28)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.01	%(4)	1.02%	1.01%	1.01%	1.01%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20	%(4)	0.21%	0.61%	0.37%	0.30%	(0.06)%
Portfolio Turnover Rate	6%		28%	50%	171%	137%	118%
Net Assets, End of Period (in thousands)	$33,110		$33,473	$31,366	$84,596	$102,789	$104,270

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

17

Class II
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.28		$8.04	$5.99	$12.06	$9.98	$10.33
Income From Investment Operations
Net Investment Income (Loss)(2)	—	(3)	0.01	0.03	0.02	0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	0.66		1.26	2.03	(4.54)	2.07	(0.33)
Total From Investment Operations	0.66		1.27	2.06	(4.52)	2.08	(0.35)
Distributions
From Net Investment Income	—		(0.03)	(0.01)	—	—	—
From Net Realized Gains	—		—	—	(1.55)	—	—
Total Distributions	—		(0.03)	(0.01)	(1.55)	—	—
Net Asset Value, End of Period	$9.94		$9.28	$8.04	$5.99	$12.06	$9.98

Total Return(4)	7.11%		15.82%	34.52%	(41.65)%	20.84%	(3.39)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.16	%(5)	1.17%	1.16%	1.16%	1.16%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.05	%(5)	0.06%	0.46%	0.22%	0.15%	(0.21)%
Portfolio Turnover Rate	6%		28%	50%	171%	137%	118%
Net Assets, End of Period (in thousands)	$215,127		$215,586	$216,242	$179,936	$311,537	$524,005

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

18

Class III
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.37		$8.11	$6.05	$12.14	$10.03	$10.37
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01		0.02	0.04	0.03	0.06	(0.01)
Net Realized and Unrealized Gain (Loss)	0.66		1.28	2.04	(4.57)	2.05	(0.33)
Total From Investment Operations	0.67		1.30	2.08	(4.54)	2.11	(0.34)
Distributions
From Net Investment Income	—		(0.04)	(0.02)	—	—	—
From Net Realized Gains	—		—	—	(1.55)	—	—
Total Distributions	—		(0.04)	(0.02)	(1.55)	—	—
Net Asset Value, End of Period	$10.04		$9.37	$8.11	$6.05	$12.14	$10.03

Total Return(3)	7.15%		16.10%	34.54%	(41.52)%	21.04%	(3.28)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.01	%(4)	1.02%	1.01%	1.01%	1.01%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20	%(4)	0.21%	0.61%	0.37%	0.30%	(0.06)%
Portfolio Turnover Rate	6%		28%	50%	171%	137%	118%
Net Assets, End of Period (in thousands)	$622		$875	$930	$740	$2,364	$1,980

(1)	Six months ended June 30, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

19

Approval of Management Agreement

At a meeting held on June 9, 2011, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

20

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

21

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

22

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

23

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

24

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72446   1108

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 15, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 15, 2011